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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
AIRPORT 3.4%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	$1,000,000	$1,099,730
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,758,405
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,132,860
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,179,320
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,194,544
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,382,980
Total			9,747,839
HIGHER EDUCATION 5.7%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,660,170
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,345,298
Series 2009
04/01/19	5.000%	1,610,000	1,877,212
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	4,010,640
California State Public Works Board
Refunding Revenue Bonds
California State University
Series 2006A (NPFGC/FGIC)
10/01/16	5.000%	1,000,000	1,141,490
Revenue Bonds
University California Institute Project
Series 2005C
04/01/16	5.000%	1,000,000	1,115,090
Various University of California Projects
Series 2005D
05/01/15	5.000%	1,000,000	1,111,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	$2,500,000	$2,974,575
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,224,730
Total			16,461,005
HOSPITAL 7.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,222,312
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,604,712
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,486,925
Series 2009E
07/01/25	5.625%	1,500,000	1,731,600
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,444,820
California Municipal Finance Authority Certificate of Participation Community Hospital Central California Series 2007
02/01/13	5.000%	1,150,000	1,169,286
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,090,130
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,407,460
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,384,380
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,180,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	$1,000,000	$1,248,190
Total			21,969,865
INDEPENDENT POWER 3.4%
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	3,135,000	3,332,192
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,282,450
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,084,130
07/01/29	5.125%	2,000,000	2,131,500
Total			9,830,272
JOINT POWER AUTHORITY 6.1%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	2,075,028
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,925,625
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,458,190
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,182,480
Series 2008A
07/01/22	5.000%	2,000,000	2,328,340
Revenue Bonds
Series 1989
07/01/13	6.750%	3,000,000	3,162,540
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,234,710
Total			17,366,913

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION 6.9%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	$1,495,000	$1,720,177
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	805,748
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,158,950
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,197,788
Los Angeles County Capital Asset Leasing Corp. Refunding Revenue Bonds Master Project Series 2002B (AMBAC)
12/01/12	6.000%	1,000,000	1,011,790
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency Series 2002G (NPFGC/FGIC)
09/01/13	5.250%	1,500,000	1,577,040
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,205,800
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,915,975
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,230,086
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,802,156
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
07/15/20	5.000%	$435,000	$509,550
07/15/28	5.250%	2,275,000	2,576,096
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,181,430
Total			19,892,586
LOCAL GENERAL OBLIGATION 14.1%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC) (a)
08/01/14	0.000%	3,000,000	2,943,390
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,986,947
City of Los Angeles
Unlimited General Obligation Bonds
Series 2004A (NPFGC)
09/01/13	4.000%	1,000,000	1,040,390
Series 2011A
09/01/25	5.000%	3,000,000	3,614,130
Compton Unified School District (a)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,230,835
06/01/24	0.000%	1,925,000	1,106,182
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,970,301
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC)
04/01/15	5.000%	1,000,000	1,030,680
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,581,082
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 (a)
09/01/16	0.000%	2,000,000	1,884,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC)
07/01/20	5.000%	$1,000,000	$1,148,560
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (a)
08/01/22	0.000%	2,140,000	1,493,121
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,263,370
Rancho Santiago Community College District (a)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	1,558,284
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (a)
09/01/26	0.000%	1,100,000	601,040
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (a)
09/01/15	0.000%	1,000,000	972,390
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,572,580
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
08/01/21	5.250%	2,375,000	2,962,646
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,282,278
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,610,020
Series 2012
08/01/27	5.000%	2,365,000	2,715,517
Total			40,568,403

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY 1.9%
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	$1,000,000	$1,142,420
05/15/20	5.000%	750,000	858,510
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,500,000	1,692,780
Munimae TE Bond Subsidiary LLC Series 2004A-2 AMT (b)(c)(d)
06/29/49	4.900%	2,000,000	1,679,980
Total			5,373,690
MUNICIPAL POWER 8.8%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC)
10/01/13	5.000%	1,500,000	1,568,535
California State Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,442,660
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,157,930
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,168,380
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	2,000,000	2,251,760
Imperial Irrigation District
Refunding Revenue Bonds
Systems
Series 2008
11/01/21	5.250%	2,500,000	2,958,600
Series 2011D
11/01/22	5.000%	2,860,000	3,468,951
11/01/23	5.000%	1,040,000	1,250,829
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,479,380
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,189,690
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
08/15/21	5.000%	$1,500,000	$1,787,685
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,161,490
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,181,752
Total			25,067,642
OIL & GAS 0.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009 (e)
12/01/46	2.600%	2,000,000	2,077,960

OTHER BOND ISSUE 1.3%
California Statewide Communities Development Authority Revenue Bonds California Endowment Series 2003
07/01/13	5.000%	1,000,000	1,041,670
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,564,617
Total			3,606,287
PORTS 1.3%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,397,900
Port of Oakland Revenue Bonds Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,261,450
Total			3,659,350
PREPAID GAS 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,337,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 2.5%
Golden State Tobacco Securitization Corp.
Revenue Bonds
06/01/40	6.625%	$1,485,000	$1,564,269
Prerefunded 06/01/13 Asset-Backed Revenue Bonds
Series 2003B
06/01/38	5.625%	1,500,000	1,567,590
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 1997 Series 2003F (AGM)
07/01/18	5.000%	1,275,000	1,331,024
Orange County Water District Prerefunded 08/15/13 Certificate of Participation Series 2003B (NPFGC)
08/15/17	5.375%	650,000	684,853
San Ramon Valley Unified School District Prerefunded 08/01/14 Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM)
08/01/16	5.250%	1,800,000	1,967,022
Total			7,114,758
RETIREMENT COMMUNITIES 2.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	2,979,218
Revenue Bonds
Casa de Las Campanas, Inc.
Series 2010
09/01/15	4.000%	1,500,000	1,603,005
California Health Facilities Financing Authority
Revenue Bonds
Insured California Nevada-Methodist
Series 2006
07/01/26	5.000%	1,000,000	1,048,450
Insured Episcopal Home
Series 2010B
02/01/19	5.100%	820,000	918,236
Total			6,548,909
SPECIAL NON PROPERTY TAX 2.3%
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC)
07/01/14	5.250%	1,000,000	1,093,320
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/18	5.000%	3,000,000	3,668,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (f)
10/01/20	5.000%	$1,490,000	$1,691,895
Total			6,453,615
SPECIAL PROPERTY TAX 6.0%
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	1,095,000	1,124,127
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,590,371
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	1,425,000	1,575,865
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,223,738
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	1,335,000	1,377,239
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,785,000	1,944,240
09/01/29	5.000%	1,205,000	1,306,232
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2 Series 2003A (AMBAC)
07/15/13	5.250%	1,000,000	1,029,080
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,390,151
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011 (a)
06/01/14	0.000%	1,005,000	961,906
Sulphur Springs Union School District

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/28	5.000%	$1,050,000	$1,139,113
09/01/29	5.000%	1,180,000	1,276,064
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,341,650
Total			17,279,776
STATE APPROPRIATED 5.5%
Bay Area Governments Association
Revenue Bonds
State Payment Acceleration Notes
Series 2006 (FGIC/NPFGC)
08/01/17	5.000%	2,000,000	2,149,120
Series 2006 (XLCA)
08/01/17	5.000%	2,000,000	2,074,900
California State Public Works Board
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,047,290
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,328,052
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,387,580
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,326,380
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,361,840
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	2,000,000	2,081,440
Total			15,756,602
STATE GENERAL OBLIGATION 8.0%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2007A (FGIC) (f)
07/01/21	5.500%	1,500,000	1,708,935
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,834,350
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,239,080
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE GENERAL OBLIGATION (CONTINUED)
04/01/26	5.625%	$2,000,000	$2,366,440
10/01/29	5.250%	1,500,000	1,710,930
Series 2011
10/01/19	5.000%	4,000,000	4,851,840
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,333,950
Total			23,045,525
TOBACCO 0.7%
California County Tobacco Securitization Agency Asset-Backed Revenue Bonds Los Angeles Series 2006
06/01/21	5.250%	895,000	837,577
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,313,387
Total			2,150,964
TURNPIKE / BRIDGE / TOLL ROAD 1.2%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2006F
04/01/22	5.000%	1,100,000	1,256,211
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes Series 2003A (AMBAC)
08/15/19	5.000%	2,000,000	2,073,080
Total			3,329,291
WATER & SEWER 7.3%
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,167,900
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,467,820
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,094,940
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,350,775
Oxnard Financing Authority
Revenue Bonds
Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2006
06/01/31	5.000%	$4,315,000	$4,621,883
Redwood Trunk Sewer & Headworks
Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	2,000,000	2,063,880
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds
County Sanitation District 1
Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,681,005
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC)
12/01/17	5.000%	1,000,000	1,170,260
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,808,520
Series 2010A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
08/01/24	5.000%	$2,000,000	$2,412,320
Total			20,839,303
Total Municipal Bonds (Cost: $256,036,387)			$280,477,795

		Shares	Value

Money Market Funds 1.1%
JPMorgan Tax Free Money Market Fund, 0.000% (g)		3,189,700	$3,189,700
Total Money Market Funds (Cost: $3,189,700)			$3,189,700
Total Investments
(Cost: $259,226,087) (h)			$283,667,495(i)
Other Assets & Liabilities, Net			2,777,977
Total Net Assets			$286,445,472

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $1,679,980, representing 0.59% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Munimae TE Bond Subsidiary LLC
Series 2004A-2 AMT
4.900% 06/29/49	10-15-04	2,000,000

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $1,679,980 or 0.59% of net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2012, the value of these securities amounted to $3,400,830 or 1.19% of net assets.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(h)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $259,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,898,000
Unrealized Depreciation	(457,000)
Net Unrealized Appreciation	$24,441,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax

BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	280,477,795	—	280,477,795
Total Bonds	—	280,477,795	—	280,477,795

Other
Money Market Funds	3,189,700	—	—	3,189,700
Total Other	3,189,700	—	—	3,189,700
Total	3,189,700	280,477,795	—	283,667,495

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.6%
AIRPORT 1.7%
City of Atlanta Airport
Refunding Revenue Bonds
Series 2010C
01/01/25	5.000%	$1,500,000	$1,760,625
FOREST PRODUCTS 1.0%
Richmond County Development Authority
Revenue Bonds
International Paper Co. Project
Series 2001A
03/01/15	5.150%	1,000,000	1,094,140
HIGHER EDUCATION 13.4%
Athens Housing Authority
Refunding Revenue Bonds
UGAREF East
Series 2010
12/01/16	4.000%	250,000	280,223
Ugaref East Campus Housing
Series 2011
12/01/25	5.000%	1,000,000	1,174,440
Bleckley County & Dodge County Joint Development
Authority
Revenue Bonds
Middle Georgia College
Series 2008
07/01/21	5.000%	1,260,000	1,412,699
Bulloch County Development Authority
Revenue Bonds
Georgia Southern University Housing Foundation Four
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,198,690
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM) (a)
08/01/25	5.000%	1,225,000	1,422,335
Cobb County Development Authority
Revenue Bonds
Kennesaw State University Foundation, Inc.
Series 2004 (NPFGC)
07/15/19	5.000%	1,870,000	1,977,824
DeKalb Newton & Gwinnett Counties Joint Development
Authority
Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/24	5.500%	2,500,000	2,914,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Private Colleges & Universities Authority
Revenue Bonds
Spelman College
Series 2003
06/01/19	5.250%	$2,250,000	$2,320,403
South Regional Joint Development Authority
Revenue Bonds
VSU Auxiliary Services-Student
Series 2008A
08/01/23	5.000%	1,125,000	1,274,704
Total			13,976,193
HOSPITAL 5.9%
Cobb County Kennestone Hospital Authority
Revenue Bonds
Certificates
Series 2005B(AMBAC)
04/01/16	4.000%	1,110,000	1,215,495
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare
Series 2009
11/15/17	5.000%	320,000	377,379
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/23	5.250%	2,000,000	2,314,200
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,259,460
Total			6,166,534
JOINT POWER AUTHORITY 5.0%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,715,445
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,194,400
Series 1992B (NPFGC)
01/01/16	6.375%	2,000,000	2,266,220
Total			5,176,065
LOCAL APPROPRIATION 5.6%
Atlanta Public Safety & Judicial Facilities Authority
Revenue Bonds
Public Safety Facility Project
Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,525,652

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Fulton County Facilities Corp.
Certificate of Participation
Fulton County Public Purpose Project
Series 2009
11/01/17	5.000%	$1,000,000	$1,167,570
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/24	5.000%	2,650,000	3,189,302
Total			5,882,524
LOCAL GENERAL OBLIGATION 19.2%
Atlanta Solid Waste Management Authority
Refunding Revenue Bonds
Series 2008 (AGM)
12/01/17	5.000%	795,000	961,171
Banks County School District
Unlimited General Obligation Bonds
Sales Tax
Series 2011
09/01/14	4.000%	1,000,000	1,071,000
Barrow County School District
Unrefunded Unlimited General Obligation Bonds
Series 2006
02/01/14	5.000%	335,000	358,363
Carroll County Georgia School District
Unlimited General Obligation Bonds
Series 2011
04/01/14	4.000%	1,000,000	1,057,410
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2009A
08/01/22	5.000%	2,000,000	2,404,300
City of Atlanta
Unlimited General Obligaion Public Improvement Bonds
Series 2004B (NPFGC)
12/01/18	5.000%	1,000,000	1,090,680
College Park Business & Industrial Development Authority
Refunding Revenue Bonds
Civic Center Project
Series 2005 (AMBAC)
09/01/19	5.250%	2,000,000	2,292,700
Douglas County School District
Unlimited General Obligation Bonds
Series 2007 (AGM)
04/01/21	5.000%	2,000,000	2,341,300
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/24	5.000%	1,500,000	1,967,280
Savannah-Chatham County School District
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2002 (AGM)
08/01/14	5.250%	$1,000,000	$1,096,140
Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,538,900
Thomas County School District
Unlimited General Obligation Bonds
Sales Tax
Series 2012
03/01/18	5.000%	1,000,000	1,203,770
Walton County School District
Prerefunded 08/01/15 Unlimited General Obligation
Bonds
Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,704,735
Total			20,087,749
MULTI-FAMILY 4.7%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,347,402
Kennesaw State University-Housing
Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,142,300
Lawrenceville Housing Authority
Revenue Bonds
Housing-Knollwood Park Apartments Project
Series 1997 (FNMA) AMT (b)(c)
12/01/29	6.250%	455,000	467,822
Total			4,957,524
MUNICIPAL POWER 4.8%
City of Griffin
Improvement Refunding Bonds
Series 2002 (AMBAC)
01/01/19	5.125%	2,585,000	2,670,460
Puerto Rico Electric Power Authority (d)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,405,000	1,583,885
Revenue Bonds
Series 2007TT
07/01/20	5.000%	655,000	722,327
Total			4,976,672
PREPAID GAS 0.3%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/19	5.250%	295,000	324,143

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 5.3%
Barrow County School District
Unlimited General Obligation Bonds
Series 2006 Escrowed to Maturity
02/01/14	5.000%	$665,000	$712,368
Gwinnett County School District
Prerefunded 02/01/18 Unlimited General Obligation Bonds
Series 2008
02/01/22	5.000%	1,000,000	1,217,550
Unlimited General Obligation Bonds
Series 2008 Escrowed to Maturity
02/01/17	5.000%	1,000,000	1,189,180
State of Georgia
Prerefunded 12/01/17 Unlimited General Obligation
Bonds
Series 2007G
12/01/20	5.000%	2,000,000	2,455,300
Total			5,574,398
SPECIAL NON PROPERTY TAX 5.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
10/01/19	5.250%	2,430,000	3,007,465
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992N (NPFGC/BNY)
07/01/18	6.250%	1,770,000	2,057,855
Territory of Guam
Revenue Bonds
Series 2011A (d)
01/01/31	5.000%	300,000	336,852
Total			5,402,172
SPECIAL PROPERTY TAX 1.7%
City of Atlanta
Refunding Tax Allocation Bonds
Atlanta Station Project
Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,720,651
STATE GENERAL OBLIGATION 3.9%
State of Georgia
Unlimited General Obligation Bonds
Series 2009D
05/01/23	5.000%	2,000,000	2,438,260
Series 2012A
07/01/31	4.000%	1,500,000	1,642,635
Total			4,080,895
TRANSPORTATION 3.4%
Georgia State Road & Tollway Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TRANSPORTATION (CONTINUED)
Federal Highway Grant
BAN Series 2006 (NPFGC)
06/01/16	5.000%	$2,000,000	$2,315,400
BAN Series 2009A
06/01/21	5.000%	1,000,000	1,208,650
Total			3,524,050
WATER & SEWER 15.5%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,162,260
10/01/22	5.000%	2,000,000	2,310,580
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2009B (AGM)
11/01/17	5.000%	2,000,000	2,392,060
County of DeKalb
Refunding Revenue Bond
Water & Sewerage
Series 2006B
10/01/21	5.250%	2,000,000	2,531,740
County of Fulton Water & Sewerage
Revenue Bonds
Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,578,285
Jackson County Water & Sewer Authority
Revenue Bonds
Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,142,579
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,353,112
07/01/22	5.000%	1,855,000	2,070,032
Walton County Water & Sewer Authority
Revenue Bonds
Hard Labor Creek Project
Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,683,250
Total			16,223,898
Total Municipal Bonds (Cost: $91,993,314)			$100,928,233

		Shares	Value

Money Market Funds 4.1%
JPMorgan Tax Free Money Market
Fund, 0.000% (e)		4,267,532	$4,267,532
Total Money Market Funds (Cost: $4,267,532)			$4,267,532
Total Investments
(Cost: $96,260,846) (f)			$105,195,765(g)
Other Assets & Liabilities, Net			(772,731)
Total Net Assets			$104,423,034

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $2,643,064 or 2.53% of net assets.

(e)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $96,261,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,940,000
Unrealized Depreciation	(5,000)
Net Unrealized Appreciation	$8,935,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	100,928,233	—	100,928,233
Total Bonds	—	100,928,233	—	100,928,233

Other
Money Market Funds	4,267,532	—	—	4,267,532
Total Other	4,267,532	—	—	4,267,532
Total	4,267,532	100,928,233	—	105,195,765

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.9%
DISPOSAL 0.9%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/24	5.000%	$1,030,000	$1,226,514
HIGHER EDUCATION 8.0%
City of Westminster
Revenue Bonds
McDaniel College, Inc.
Series 2006
11/01/17	5.000%	575,000	639,176
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
College of Notre Dame
Series 1998 Escrowed to Maturity (NPFGC)
10/01/14	4.600%	510,000	551,738
Johns Hopkins University
Series 2008A
07/01/18	5.000%	1,750,000	2,143,838
Johns Hopkins University Project
Series 2012A
07/01/29	5.000%	3,000,000	3,660,960
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,088,040
Maryland Industrial Development Financing Authority
Refunding Revenue Bonds
American Center for Physics Facility
Series 2001
12/15/15	5.250%	1,000,000	1,004,080
University System of Maryland
Revenue Bonds
Series 2006A
10/01/15	5.000%	2,000,000	2,285,460
Total			11,373,292
HOSPITAL 12.7%
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
09/01/16	5.000%	1,000,000	1,144,650
09/01/26	5.000%	1,500,000	1,706,085
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/26	5.000%	1,210,000	1,368,522
07/01/27	5.000%	1,000,000	1,126,080
Carroll Hospital Center
Series 2006
07/01/26	4.500%	1,000,000	1,036,650
FHA Insured Mortgage-Western Health
Series 2006

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
07/01/13	5.000%	$1,280,000	$1,325,568
01/01/20	5.000%	1,450,000	1,614,633
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,199,870
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,907,388
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	2,000,000	2,124,660
University of Maryland Medical System
Series 2010
07/01/20	5.000%	1,000,000	1,151,700
Maryland Health & Higher Educational Facilities Authority (a)
Revenue Bonds
Johns Hopkins Health System
Series 2008
05/15/48	5.000%	2,000,000	2,219,460
Total			17,925,266
HOTELS 1.0%
City of Baltimore
Senior Revenue Bonds
Series 2006A (XLCA)
09/01/17	5.250%	1,300,000	1,378,715
INVESTOR OWNED 2.2%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/22	6.200%	2,500,000	3,052,625
LOCAL APPROPRIATION 4.8%
City of Baltimore
Refunding Certificate of Participation
Series 2010A
10/01/17	5.000%	1,500,000	1,780,320
County of Baltimore
Certificate of Participation
Series 2012
10/01/20	5.000%	1,500,000	1,861,320
10/01/22	5.000%	2,000,000	2,516,960
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/26	5.000%	585,000	681,993
Total			6,840,593

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 16.0%
City of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008A (AGM)
10/15/22	5.000%	$2,000,000	$2,369,620
County of Anne Arundel
General Obligation Limited Notes
Consolidated General Improvement
Series 2006
03/01/18	5.000%	3,300,000	3,778,038
Limited General Obligation Refunding Bonds
Consolidated General Improvement
Series 2006
03/01/15	5.000%	2,000,000	2,236,760
County of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008
02/01/18	5.000%	1,000,000	1,223,080
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2005
08/01/14	5.000%	1,500,000	1,638,885
Series 2006
11/01/18	5.250%	2,005,000	2,513,227
11/01/21	5.250%	2,500,000	3,267,575
County of Montgomery
Unlimited General Obligation Refunding Bonds
Consolidated Public Improvement
Series 2005A
07/01/16	5.000%	1,250,000	1,469,488
County of Prince George’s
Limited General Obligation Refunding & Public
Improvement Bonds
Series 2011B
09/15/20	5.000%	2,000,000	2,556,920
Town of Ocean City
Unlimited General Obligation Refunding Bonds
Muni Purpose Loan
Series 2012
10/01/24	4.000%	1,410,000	1,649,855
Total			22,703,448
MULTI-FAMILY 4.3%
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	631,308
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/17	5.000%	1,000,000	1,098,840
06/01/19	5.000%	1,000,000	1,082,240
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Salisbury University Project
Series 2012
06/01/27	5.000%	$1,100,000	$1,187,813
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,262,452
Towson University Project
Series 2012
07/01/27	5.000%	700,000	767,634
Total			6,030,287
MUNICIPAL POWER 1.5%
Puerto Rico Electric Power Authority
Refunding Revenue Bonds
Series 2010ZZ (b)
07/01/25	5.250%	1,985,000	2,184,393
OTHER BOND ISSUE 2.8%
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/22	5.000%	2,055,000	2,449,950
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/21	4.400%	1,500,000	1,528,530
Total			3,978,480
OTHER INDUSTRIAL DEVELOPMENT BOND 1.1%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	1,425,000	1,542,520
POOL / BOND BANK 0.8%
Maryland Water Quality Financing Administration
Revolving Loan Fund
Revenue Bonds
Series 2008A
03/01/23	5.000%	1,000,000	1,182,710
REFUNDED / ESCROWED 1.5%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,799,602

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Maryland State Transportation Authority
Revenue Bonds
Series 1978 Escrowed to Maturity
07/01/16	6.800%	$305,000	$348,432
Total			2,148,034
RETIREMENT COMMUNITIES 3.9%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation
Series 2009B
01/01/23	6.000%	1,250,000	1,387,025
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,111,681
01/01/27	5.000%	2,000,000	2,078,520
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
King Farm Presbyterian Community
Series 2007A
01/01/27	5.250%	1,000,000	973,350
Total			5,550,576
SINGLE FAMILY 2.9%
Maryland Community Development Administration
Revenue Bonds
Residential
Series 2010B
09/01/30	5.125%	1,500,000	1,668,150
Maryland Community Development Administration (c)
Revenue Bonds
Residential
Series 1999D AMT
09/01/24	5.375%	2,410,000	2,413,591
Total			4,081,741
SPECIAL NON PROPERTY TAX 7.9%
Maryland State Department of Transportation
Revenue Bonds
Series 2002
02/01/14	5.500%	4,000,000	4,317,040
Series 2008
02/15/22	5.000%	3,125,000	3,668,812
Series 2009
06/15/21	4.000%	1,495,000	1,724,333
Territory of Guam
Revenue Bonds
Series 2011A (b)
01/01/31	5.000%	350,000	392,994

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Virgin Islands Public Finance Authority
Revenue Bonds
Matching Fund Loan-Senior Lien
Series 2010A (b)
10/01/17	5.000%	$1,000,000	$1,118,530
Total			11,221,709
SPECIAL PROPERTY TAX 2.0%
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/25	5.000%	2,500,000	2,818,025
STATE APPROPRIATED 2.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/22	4.500%	2,675,000	3,286,104
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2006A
12/15/19	5.250%	500,000	618,390
Total			3,904,494
STATE GENERAL OBLIGATION 8.0%
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2002A (FGIC) (b)
07/01/17	5.500%	2,520,000	2,846,617
State of Maryland
Unlimited General Obligation Bonds
1st Series 2011B
03/15/18	5.000%	2,500,000	3,067,450
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,831,500
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,629,250
Total			11,374,817
TRANSPORTATION 2.6%
Washington Metropolitan Area Transit Authority
Revenue Bonds
Transit
Series 2009
07/01/23	5.250%	3,000,000	3,615,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD 2.6%
Maryland State Transportation Authority
Revenue Bonds
Series 2009A
07/01/22	5.000%	$3,000,000	$3,691,800
WATER & SEWER 7.6%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,299,150
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,477,888
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,483,562
County of Montgomery
Revenue Bonds
Series 2012A
04/01/29	5.000%	1,000,000	1,181,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Maryland Water Quality Financing Administration
Revolving Loan Fund
Revenue Bonds
Series 2008
03/01/21	5.000%	$2,500,000	$2,929,500
Washington Suburban Sanitary Commission
Unlimited General Obligation Refunding & Public
Improvement Bonds
Series 2009
06/01/21	4.000%	2,000,000	2,319,180
Total			10,691,100
Total Municipal Bonds (Cost: $126,871,157)			$138,516,139

		Shares	Value

Money Market Funds 1.2%
JPMorgan Tax Free Money Market
Fund, 0.000% (d)		1,749,280	$1,749,280
Total Money Market Funds (Cost: $1,749,280)			$1,749,280
Total Investments
(Cost: $128,620,437) (e)			$140,265,419(f)
Other Assets & Liabilities, Net			1,220,705
Total Net Assets			$141,486,124

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2012, the value of these securities amounted to $6,542,534 or 4.62% of net assets.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $128,620,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,645,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,645,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority

NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	138,516,139	—	138,516,139
Total Bonds	—	138,516,139	—	138,516,139

Other
Money Market Funds	1,749,280	—	—	1,749,280
Total Other	1,749,280	—	—	1,749,280
Total	1,749,280	138,516,139	—	140,265,419

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%
AIRPORT 1.6%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,592,350
HIGHER EDUCATION 6.3%
Appalachian State University Refunding Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	790,000	866,006
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
04/01/21	5.250%	1,000,000	1,015,180
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,107,460
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,187,850
University of North Carolina System
Revenue Bonds
Asheville/Wilmington
Series 2010C
10/01/16	5.000%	3,000,000	3,526,770
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,157,120
Series 2008A
10/01/22	5.000%	2,000,000	2,338,820
University of North Carolina at Charlotte Revenue Bonds Series 2012A 2/23/2012
04/01/21	4.000%	2,370,000	2,784,134
Total			13,983,340
HOSPITAL 10.8%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,118,420
10/01/27	5.250%	1,000,000	1,026,290
Charlotte-Mecklenburg Hospital Authority
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,754,616
Carolinas HealthCare System Group
Series 2008A
01/15/24	5.250%	2,000,000	2,276,660
Series 2009A
01/15/21	5.000%	1,000,000	1,183,420
North Carolina Medical Care Commission

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Refunding Revenue Bonds
North Carolina Baptist Hospital
Series 2010
06/01/17	5.000%	$1,500,000	$1,752,945
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,727,415
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,870,313
Novant Health Obligation Group
Series 2003A
11/01/17	5.000%	3,290,000	3,451,835
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,720,081
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,069,060
Total			23,951,055
JOINT POWER AUTHORITY 7.4%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,287,170
Series 1993B (NPFGC/FGIC)
01/01/22	6.000%	3,000,000	3,899,490
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,270,340
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,773,570
Revenue Bonds
Series 2009B
01/01/26	5.000%	1,500,000	1,696,320
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,403,182
01/01/20	5.250%	2,000,000	2,350,040
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,715,280
Total			16,395,392
LOCAL APPROPRIATION 24.3%
City of Charlotte Refunding Certificate of Participation Convention Facility Project Series 2003A
08/01/16	5.500%	2,550,000	2,702,898

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	$2,180,000	$2,304,783
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,161,800
County of Beaufort (a)
Limited General Obligation Bonds
Series 2012
06/01/25	5.000%	1,045,000	1,245,640
06/01/26	5.000%	1,000,000	1,184,900
County of Buncombe
Revenue Bonds
Series 2012
06/01/28	5.000%	1,500,000	1,784,730
06/01/29	5.000%	1,500,000	1,773,405
County of Burke Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,583,916
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,806,290
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	487,312
County of Chatham
Certificate of Participation
Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,211,182
Refunding Revenue Bonds
Series 2012
12/01/18	4.000%	570,000	654,366
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,289,006
06/01/19	5.000%	1,825,000	2,105,466
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,335,522
County of Dare Certificate of Participation Series 2005 (NPFGC/FGIC)
06/01/20	5.000%	3,005,000	3,317,941

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	$1,350,000	$1,527,863
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,187,474
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,219,784
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC)
06/01/20	5.000%	1,690,000	1,898,631
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,166,350
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,938,538
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,133,606
County of Randolph Refunding Certificate of Participation Series 2004 (AGM)
06/01/14	5.000%	1,640,000	1,765,460
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,159,180
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,147,472
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,269,349
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,630,081

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Watauga Public Facilities Corp. Revenue Bonds Series 2012A
06/01/28	4.000%	$3,545,000	$3,694,244
Total			53,687,189
LOCAL GENERAL OBLIGATION 9.9%
County of Brunswick Unlimited General Obligation Refunding Bonds Series 2012
02/01/21	5.000%	2,370,000	2,978,450
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement
Series 2006
03/01/15	5.000%	1,000,000	1,115,270
03/01/16	5.000%	1,000,000	1,155,480
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,745,224
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A
08/01/19	5.000%	1,000,000	1,258,840
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,432,361
County of Orange Unlimited General Obligation Refunding Bonds Series 2005B
04/01/16	5.250%	1,000,000	1,126,800
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,757,685
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2011
04/01/15	5.000%	2,000,000	2,245,200
Unlimited General Obligation Refunding Bonds
Series 2009D
02/01/18	4.000%	2,000,000	2,338,880
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	3,065,000	3,794,623
Total			21,948,813

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 1.4%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	$1,040,000	$1,266,762
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC) (b)
07/01/25	5.250%	1,690,000	1,932,667
Total			3,199,429
OTHER BOND ISSUE 1.3%
Durham County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
Research Triangle Institute
Series 2010
02/01/17	4.000%	1,440,000	1,623,730
02/01/18	4.000%	1,000,000	1,146,240
Total			2,769,970
PORTS 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,234,960
REFUNDED / ESCROWED 8.0%
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC)
07/15/21	5.000%	695,000	787,456
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A
04/01/22	5.000%	2,000,000	2,244,340
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,174,874
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,766,333
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,366,440
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,484,641

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Town of Chapel Hill Prerefunded 06/01/15 Certificate of Participation Chapel Hill Operations Center Series 2005
06/01/21	5.250%	$1,360,000	$1,541,628
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	3,360,000	4,221,033
Total			17,586,745
RETIREMENT COMMUNITIES 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007
07/01/16	5.000%	1,000,000	1,089,970
SINGLE FAMILY 1.9%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2011-2
07/01/25	4.000%	2,000,000	2,176,640
North Carolina Housing Finance Agency (c)
Revenue Bonds
Home Ownership
Series 1998-2-A AMT
01/01/20	5.200%	440,000	440,000
Series 1999-3-A AMT
01/01/19	5.150%	575,000	575,000
Series 2007-30-A AMT
07/01/23	5.000%	930,000	990,524
Total			4,182,164
SPECIAL NON PROPERTY TAX 2.3%
City of Charlotte Storm Water Revenue Bonds Series 2006
06/01/17	5.000%	1,120,000	1,304,240
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (b)
07/01/20	5.500%	1,200,000	1,364,220
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	500,000	561,420
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (b)
10/01/20	5.000%	1,560,000	1,771,380
Total			5,001,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 1.3%
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	$2,570,000	$2,926,125
STATE GENERAL OBLIGATION 1.0%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2001A (NPFGC) (b)
07/01/14	5.500%	1,725,000	1,859,843
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement Series 2001A
03/01/14	4.750%	395,000	400,420
Total			2,260,263
TRANSPORTATION 1.1%
State of North Carolina Revenue Bonds Vehicle Series 2012
03/01/19	5.000%	2,000,000	2,455,380
WATER & SEWER 18.0%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,192,510
City of Charlotte
Revenue Bonds
Series 2002A
07/01/14	5.500%	1,250,000	1,373,625
Series 2009B
07/01/25	5.000%	5,835,000	7,122,609
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,603,600
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,852,590
City of Gastonia Refunding Revenue Bonds Combined Utilities System Series 2009
05/01/17	4.000%	1,205,000	1,379,930
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,424,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
06/01/22	5.250%	$1,200,000	$1,584,612
06/01/23	5.250%	2,000,000	2,664,940
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,194,210
11/01/25	5.000%	1,000,000	1,187,140
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,737,270
Series 2011
03/01/27	5.000%	800,000	976,280
City of Thomasville
Refunding Revenue Bonds
Series 2012
05/01/24	4.000%	500,000	562,545
05/01/26	4.000%	860,000	942,878
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,524,940
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,221,330

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	$1,915,000	$2,268,624
04/01/22	5.000%	1,390,000	1,631,026
County of Union
Refunding Revenue Bonds
Enterprise System
Series 2011A
12/01/19	4.000%	500,000	586,530
12/01/20	4.000%	600,000	705,876
Total			39,737,565
Total Municipal Bonds (Cost: $197,720,139)			$217,001,970

		Shares	Value

Money Market Funds 2.2%
JPMorgan Tax Free Money Market Fund, 0.000% (d)		4,844,412	$4,844,412
Total Money Market Funds (Cost: $4,844,412)			$4,844,412
Total Investments (Cost: $202,564,551) (e)			$221,846,382(f)
Other Assets & Liabilities, Net			(720,962)
Total Net Assets			$221,125,420

Notes to Portfolio of Investments

(a)	Represents a security purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $11,710,563 or 5.30% of net assets.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $202,565,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,298,000
Unrealized Depreciation	(17,000)
Net Unrealized Appreciation	$19,281,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	217,001,970	—	217,001,970
Total Bonds	—	217,001,970	—	217,001,970

Other
Money Market Funds	4,844,412	—	—	4,844,412
Total Other	4,844,412	—	—	4,844,412
Total	4,844,412	217,001,970	—	221,846,382

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 88.5%
ALABAMA 1.8%

Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,473,787
Alabama Public School & College Authority
Refunding Revenue Bonds
Pool
Series 2012A
03/01/17	5.000%	4,560,000	5,408,206
03/01/18	5.000%	7,510,000	9,085,448
Series 2009A
05/01/14	5.000%	9,000,000	9,722,880
Auburn University Revenue Bonds Series 2012A
06/01/16	5.000%	3,000,000	3,490,410
Chatom Industrial Development Board Refunding Revenue Bonds Powersouth Energy Series 2010B
08/01/12	4.000%	5,895,000	5,895,512
Mobile Industrial Development Board Revenue Bonds Alabama Power Company Series 2007 (a)
06/01/34	1.650%	5,000,000	5,082,100
Total			40,158,343
ALASKA 1.2%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,872,750
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003
01/01/16	5.000%	9,200,000	10,376,680
State of Alaska Unlimited General Obligation Bonds Series 2003A (AGM)
08/01/14	5.000%	14,000,000	14,671,440
Total			27,920,870
ARIZONA 1.4%
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (FGIC/NPFGC)
09/01/14	5.000%	10,000,000	10,890,600
Series 2008
09/01/13	5.500%	8,000,000	8,438,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
County of Pima Refunding Revenue Bonds Sewer System Series 2011A
07/01/13	5.000%	$1,250,000	$1,301,262
Phoenix Civic Improvement Corp. Revenue Bonds Senior Lien Series 2002B (NPFGC/FGIC) AMT (b)
07/01/17	5.750%	6,000,000	6,020,340
State of Arizona Certificate of Participation Department Administration Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,600,150
Total			32,250,752
CALIFORNIA 9.2%
California Health Facilities Financing Authority Refunding Revenue Bonds St. Joseph Health System Series 2009C (a)
07/01/34	5.000%	12,000,000	13,006,320
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2008A
02/01/13	5.000%	11,000,000	11,262,240
California Pollution Control Financing Authority
Refunding Revenue Bonds
South Dakota Gas and Electric
Series 1996A (NPFGC)
06/01/14	5.900%	4,500,000	4,930,785
California Pollution Control Financing Authority (a)
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,194,900
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	2,000,000	2,202,480
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,294,750
03/01/16	5.000%	1,325,000	1,490,983
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2009A
04/01/13	5.000%	10,250,000	10,570,210
Proposition 1A Receivables Program
Series 2009
06/15/13	5.000%	20,945,000	21,797,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California Statewide Communities Development Authority (b)
Revenue Bonds
Disposal-Republic Services, Inc.
Series 2003A AMT
12/01/12	4.950%	$3,000,000	$3,044,910
City of Los Angeles Department of Airports Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT (b)
05/15/14	4.750%	3,410,000	3,626,501
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT (b)
07/01/16	8.000%	12,810,000	16,116,005
Gilroy Unified School District
Unlimited General Obligation Bonds
BAN Series 2010 Escrowed to Maturity
04/01/13	5.000%	730,000	753,433
Unrefunded Unlimited General Obligation Bonds
BAN Series 2010
04/01/13	5.000%	8,185,000	8,436,198
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	4,250,000	4,481,285
Long Beach Community College District Unlimited General Obligation Bonds BAN Series 2010A
01/15/13	9.850%	13,875,000	14,464,826
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2011O
07/01/14	4.000%	2,300,000	2,428,616
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,484,687
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT (b)
11/01/13	5.000%	5,610,000	5,868,957
State of California
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,275,019
Unlimited General Obligation Bonds
Series 2010
11/01/13	4.000%	1,650,000	1,723,986
11/01/14	4.000%	1,250,000	1,346,000
Various Purpose
Series 2005

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
03/01/15	5.000%	$4,000,000	$4,439,240
Series 2006
03/01/14	5.000%	4,000,000	4,285,280
Series 2011
10/01/16	5.000%	20,000,000	23,323,400
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,372,216
Series 2012
02/01/15	5.000%	10,000,000	11,065,900
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,831,149
State of California (a)
Unlimited General Obligation Refunding Bonds
Series 2009B
07/01/23	5.000%	19,250,000	20,884,710
Total			207,002,866
COLORADO 1.5%
City & County of Denver Airport System (b)
Revenue Bonds
Series 2011A AMT
11/15/15	5.000%	1,500,000	1,681,965
Series 2011B AMT
11/15/15	5.000%	8,000,000	8,970,480
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A
11/15/14	4.000%	5,380,000	5,815,672
Colorado Health Facilities Authority (a)
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	315,000	334,980
Revenue Bonds
Catholic Health Initiatives
Series 2009B
07/01/39	5.000%	3,000,000	3,038,460
Unrefunded Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	2,185,000	2,319,356
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012
11/01/14	5.000%	2,440,000	2,691,906
E-470 Public Highway Authority Revenue Bonds Senior Capital Appreciation Series 1997B (NPFGC) (c)
09/01/16	0.000%	4,460,000	3,985,456
Regional Transportation District
Certificate of Participation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2010A
06/01/15	5.000%	$1,420,000	$1,572,792
06/01/16	5.000%	2,010,000	2,285,410
Total			32,696,477
CONNECTICUT 2.0%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/15	4.000%	2,500,000	2,707,875
08/15/17	5.000%	5,000,000	5,793,800
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2012D-1
11/15/14	0.850%	3,215,000	3,218,858
11/15/15	1.200%	3,710,000	3,726,472
Connecticut State Development Authority (a)
Refunding Revenue Bonds
Connecticut Light & Power Co.
Series 2011
09/01/28	1.250%	6,000,000	6,027,840
Connecticut State Development Authority (a)(b)
Revenue Bonds
Connecticut Light & Power
Series 1996A AMT
05/01/31	1.550%	6,000,000	6,036,660
State of Connecticut (a)
Unlimited General Obligation Bonds
SIFMA
Series 2011A
05/15/13	0.290%	7,000,000	7,000,000
Series 2011A
05/15/15	0.640%	11,265,000	11,265,000
Total			45,776,505
DELAWARE 0.4%
University of Delaware Revenue Bonds Series 2009A (a)
11/01/37	0.850%	9,500,000	9,553,390
DISTRICT OF COLUMBIA 0.5%
District of Columbia Certificate of Participation Series 2006 (NPFGC/FGIC)
01/01/17	5.250%	5,925,000	6,755,804
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010B AMT (b)
10/01/12	5.000%	3,300,000	3,326,367
Total			10,082,171

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 8.1%
Citizens Property Insurance Corp.
Refunding Revenue Bonds
Senior Secured High Risk
Series 2007A (NPFGC)
03/01/13	5.000%	$15,000,000	$15,399,600
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	17,007,450
Citizens Property Insurance Corp. (a)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.890%	20,000,000	20,180,200
City of Jacksonville
Refunding Revenue Bonds
Better Jacksonville
Series 2012
10/01/17	5.000%	2,000,000	2,344,220
Revenue Bonds
Series 2010A-1
10/01/16	5.000%	5,000,000	5,803,050
City of Lakeland Energy System Refunding Revenue Bonds Series 2009 (a)
10/01/12	0.890%	13,475,000	13,478,503
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,304,340
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT (b)
09/01/14	5.000%	3,025,000	3,250,393
County of Lee Airport Refunding Revenue Bonds Series 2010A (AGM) AMT (b)
10/01/12	5.000%	1,500,000	1,511,310
County of Miami-Dade Revenue Bonds Miami International Airport Series 2007C (AGM) AMT (b)
10/01/13	5.000%	3,500,000	3,673,705
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	3,085,000	3,313,475
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT (b)
06/01/14	5.000%	2,000,000	2,138,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida State Department of Environmental Protection
Refunding Revenue Bonds
Florida Forever
Series 2011B
07/01/15	5.000%	$15,335,000	$17,225,959
Series 2012A
07/01/16	4.000%	13,915,000	15,628,493
07/01/17	4.000%	14,470,000	16,491,604
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,154,200
Orlando Utilities Commission Prerefunded 10/01/12 Refunding Revenue Bonds Series 2008 (a)
10/01/25	3.500%	10,500,000	10,557,855
Palm Beach County School District Refunding Certificate of Participation Series 2002E (AMBAC)
08/01/12	5.250%	7,625,000	7,625,975
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,600,570
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D
06/01/14	5.000%	16,460,000	17,862,227
Total			181,551,549
GEORGIA 3.0%
Burke County Development Authority (a)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 1994-9T
10/01/32	1.200%	5,000,000	5,041,600
Series 1995-4T
10/01/32	1.200%	2,000,000	2,016,640
Series 2012
11/01/48	1.550%	5,000,000	5,044,550
12/01/49	1.750%	3,000,000	3,025,290
12/01/49	1.750%	8,000,000	8,067,440
City of Atlanta Airport Refunding Revenue Bonds Series 2003D (FGIC/NPFGC) AMT (b)
01/01/15	5.250%	5,000,000	5,279,200
County of Douglas Unlimited General Obligation Bonds Sales Tax Series 2011
08/01/12	5.000%	4,000,000	4,000,529

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Gwinnett County School District
Unlimited General Obligation Bonds
Series 2007
02/01/13	5.000%	$5,485,000	$5,616,475
Sales Tax
Series 2012A
10/01/16	4.000%	9,500,000	10,835,510
Municipal Electric Authority of Georgia
Revenue Bonds
Combined Cycle Project
Series 2012A
11/01/14	4.000%	1,000,000	1,076,150
11/01/15	4.000%	3,045,000	3,355,194
Series 1998Y (AGM)
01/01/17	6.500%	100,000	108,863
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	6,200,000	7,027,638
Public Gas Partners, Inc.
Revenue Bonds
Series 2009A
10/01/12	5.000%	2,300,000	2,316,491
10/01/14	5.000%	3,630,000	3,918,658
Total			66,730,228
HAWAII 0.3%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT (b)
07/01/15	5.000%	7,000,000	7,770,980
IDAHO 0.3%
Idaho Housing & Finance Association Revenue Bonds Series 2011
08/15/13	4.000%	5,525,000	5,734,508
ILLINOIS 8.2%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2010F
12/01/15	5.000%	2,000,000	2,263,160
Chicago Board of Education (c)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	6,921,195
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC/FGIC)
12/01/15	5.250%	3,165,000	3,574,804

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Chicago Transit Authority Revenue Bonds Federal Transportation Administration Section 5307 Funds Series 2006 (AMBAC)
06/01/15	5.000%	$2,615,000	$2,890,177
City of Chicago Midway Airport
Refunding Revenue Bonds
2nd Lien
Series 2004B (AMBAC)
01/01/18	5.000%	5,120,000	5,551,309
City of Chicago Midway Airport (a)
Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	5,500,000	5,940,110
City of Chicago Wastewater Transmission Refunding Revenue Bonds Series 1993 (NPFGC/FGIC)
01/01/13	5.375%	720,000	733,946
County of Cook
Unlimited General Obligation Bonds
Capital Equipment
Series 2009D
11/15/14	5.000%	3,000,000	3,285,090
Unlimited General Obligation Refunding Bonds
Series 2009C
11/15/12	5.000%	4,000,000	4,053,440
Illinois Finance Authority
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,538,336
Series 2010B
07/01/15	4.000%	13,850,000	14,253,866
Northwestern Memorial Hospital
Series 2009A
08/15/12	5.000%	5,130,000	5,139,776
08/15/13	5.000%	3,500,000	3,657,570
Illinois Finance Authority (a)
Revenue Bonds
Ascension Health
Series 2012E
11/15/42	5.000%	2,750,000	3,062,153
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,892,555
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/15	5.000%	3,615,000	3,966,956
06/01/16	5.000%	8,280,000	9,321,541
Regional Transportation Authority Revenue Bonds Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	5,675,442

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
State of Illinois
Revenue Bonds
Series 2012B
06/15/17	5.000%	$9,000,000	$10,544,670
Unlimited General Obligation Bonds
1st Series 2002 (NPFGC)
10/01/14	5.250%	5,000,000	5,041,850
Unlimited General Obligation Refunding Bonds
1st Series 2002 (NPFGC)
08/01/16	5.500%	6,700,000	6,700,000
Series 2006
01/01/13	5.000%	7,000,000	7,133,910
Series 2010
01/01/14	5.000%	19,590,000	20,717,992
01/01/16	5.000%	10,000,000	11,175,500
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,752,605
Series 2010 Escrowed to Maturity
01/01/14	5.000%	6,045,000	6,449,894
Series 2012
08/01/16	5.000%	20,000,000	22,663,600
Total			184,901,447
INDIANA 1.1%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008 (a)
06/01/44	2.800%	13,250,000	13,766,087
Indiana Finance Authority Revenue Bonds 2nd Lien-CWA Series 2011C
10/01/16	3.000%	10,000,000	10,771,600
Total			24,537,687
IOWA 1.8%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,190,745
07/01/16	5.000%	1,150,000	1,302,536
Iowa Finance Authority (a)
Revenue Bonds
Series 2009F
08/15/39	5.000%	5,100,000	5,109,027
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,309,520
12/01/14	5.000%	5,475,000	5,925,811
Iowa Student Loan Liquidity Corp. (b)
Revenue Bonds
Senior Series 2011A-1 AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
12/01/15	3.500%	$20,300,000	$21,384,223
Total			40,221,862
KANSAS 0.9%
Kansas State Department of Transportation Refunding Revenue Bonds Series 2003A
09/01/12	5.000%	8,000,000	8,032,777
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010 (c)
06/01/21	0.000%	18,025,000	12,182,917
Total			20,215,694
KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B (a)
05/01/39	5.000%	2,000,000	2,183,340
LOUISIANA 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	1,545,000	1,646,383
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	5,158,135
Louisiana Offshore Terminal Authority (a)
Revenue Bonds
Loop LLC Project
Series 2007B-1A
10/01/37	1.600%	3,350,000	3,354,824
Series 2010B-1
10/01/40	1.875%	3,500,000	3,529,715
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,840,393
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,940,730
09/01/16	5.000%	3,785,000	4,334,771
Regional Transit Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	$1,150,000	$1,263,091
12/01/16	4.000%	1,000,000	1,122,690
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 2nd Lien Series 2010A-1 (a)
05/01/43	0.890%	21,250,000	21,267,637
State of Louisiana Unlimited General Obligation Refunding Bonds Series 2005A (NPFGC)
08/01/12	5.000%	10,000,000	10,001,316
Total			63,459,685
MAINE 0.3%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B
07/01/15	5.000%	3,455,000	3,836,466
07/01/16	4.000%	3,555,000	3,903,177
Total			7,739,643
MASSACHUSETTS 4.8%
Commonwealth of Massachusetts (a)
Unlimited General Obligation Bonds
Series 2010A
02/01/13	0.520%	14,500,000	14,511,165
02/01/14	0.670%	5,050,000	5,052,525
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/14	0.620%	6,680,000	6,680,000
02/01/15	0.800%	2,000,000	2,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Boston Medical Center
Series 2012C
07/01/15	5.000%	2,000,000	2,162,040
07/01/16	5.000%	1,600,000	1,756,480
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,219,123
Massachusetts Development Finance Agency (a)
Revenue Bonds
Partners Healthcare
Series 2011K-3
07/01/38	0.790%	8,430,000	8,430,000
Williams College
Series 2011N
07/01/41	0.640%	11,250,000	11,264,963
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/16	5.250%	12,500,000	13,922,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Massachusetts Housing Finance Agency Revenue Bonds Construction Loan Notes Series 2012A
11/01/13	0.800%	$1,800,000	$1,801,512
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	1,500,000	1,677,105
Massachusetts Port Authority (b)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,371,750
07/01/15	5.000%	4,000,000	4,417,360
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/12	5.000%	6,100,000	6,112,060
Pioneer Valley Transit Authority Revenue Notes RAN Series 2012
07/26/13	1.500%	15,000,000	15,125,100
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,403,710
Total			108,907,518
MICHIGAN 3.0%
Detroit City School District Unlimited General Obligation Refunding Bonds Improvement School Building & Site Series 2012A (Qualified School Board Loan Fund)
05/01/14	4.000%	1,700,000	1,786,326
Detroit Water and Sewerage Department
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/15	5.000%	1,505,000	1,633,392
07/01/17	5.000%	1,500,000	1,661,460
Michigan Finance Authority Revenue Bonds Unemployment Obligation Assessment Series 2012
07/01/15	5.000%	20,000,000	22,615,000
Michigan State Hospital Finance Authority
Revenue Bonds
Ascension Health Senior Care Group
Series 2010
11/15/15	5.000%	2,000,000	2,251,920
Michigan State Hospital Finance Authority (a)
Revenue Bonds
Ascension Health Care Group

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Series 1999
11/15/33	0.900%	$5,000,000	$4,990,950
Michigan Strategic Fund
Refunding Revenue Bonds
Dow Chemical
Series 2003B-1
06/01/14	6.250%	12,000,000	13,155,720
Michigan Strategic Fund (a)
Refunding Revenue Bonds
Detroit Edison
Series 2009
08/01/24	3.050%	5,000,000	5,033,800
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	12,805,000	13,753,594
Total			66,882,162
MINNESOTA 0.7%
Dakota & Washington Counties Housing & Redevelopment Authority Revenue Bonds Single Family-Residential Series 1988 Escrowed to Maturity (GNMA) AMT (b)
03/01/13	7.950%	8,000,000	8,358,400
Minneapolis-St Paul Metropolitan Airports Commission (b)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/14	5.000%	2,055,000	2,183,561
Subordinated Series 2010D AMT
01/01/16	5.000%	5,160,000	5,775,743
Total			16,317,704
MISSISSIPPI 0.4%
State of Mississippi Prerefunded 11/01/12 Unlimited General Obligation Bonds Capital Improvement Series 2002 (FGIC)
11/01/13	5.250%	7,925,000	8,025,014
MISSOURI 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	11,086,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri State Board of Public Buildings Refunding Revenue Bonds Series 2011A
10/01/16	3.000%	$6,195,000	$6,780,428
Total			17,867,168
NEBRASKA 0.2%
City of Lincoln Electric System Refunding Revenue Bonds Series 2002
09/01/14	5.000%	5,000,000	5,020,000
NEVADA 0.9%
City of Reno Revenue Bonds Renown Regional Medical Center Project Series 2007A
06/01/13	5.000%	500,000	515,310
County of Clark Prerefunded 12/01/12 Limited General Obligation Bonds Bond Bank Series 2002 (NPFGC)
06/01/16	5.250%	4,285,000	4,357,245
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/17	5.000%	13,380,000	14,863,441
Total			19,735,996
NEW JERSEY 2.8%
City of Newark Unlimited General Obligation Notes BAN Series 2012B
06/28/13	2.500%	3,000,000	3,018,780
County of Union
Unlimited General Obligation Bonds
Series 2012B
03/01/15	3.000%	4,060,000	4,294,018
03/01/16	3.000%	4,080,000	4,386,245
03/01/17	3.000%	4,085,000	4,448,565
New Brunswick Parking Authority
Refunding Revenue Bonds
City Guaranteed Parking
Series 2012
09/01/13	2.000%	1,150,000	1,168,952
09/01/15	3.000%	1,500,000	1,592,130
New Jersey Building Authority Refunding Revenue Bonds Series 2007B
06/15/13	5.000%	8,205,000	8,528,359
New Jersey Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Refunding Revenue Bonds
School Facilities Construction
Series 2010DD-1
12/15/17	5.000%	$4,435,000	$5,302,841
Transportation Project Sublease
Series 2008A
05/01/17	5.000%	11,345,000	13,286,016
New Jersey Economic Development Authority (c)
Revenue Bonds
Capital Appreciation-Economic Recovery
Series 1992A
03/15/13	0.000%	4,500,000	4,482,360
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2004A
06/15/15	5.000%	3,000,000	3,219,420
Unlimited General Obligation Refunding Bonds
Series 2010S
02/15/13	5.000%	10,000,000	10,260,600
Total			63,988,286
NEW MEXICO 0.7%
Inc County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,634,767
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (b)
09/01/14	3.900%	4,890,000	5,135,234
State of New Mexico Revenue Bonds Series 2009A
07/01/14	5.000%	7,895,000	8,605,234
Total			16,375,235
NEW YORK 9.4%
Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon
Series 2009A
01/01/13	5.000%	1,500,000	1,525,440
01/01/14	5.000%	2,000,000	2,109,900
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005 (a)
01/01/25	2.625%	9,855,000	10,106,992
City of New York
Unlimited General Obligation Bonds
Fiscal 2008
Series 2007A-1
08/01/12	5.000%	3,000,000	3,000,394

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2004H-A
03/01/15	5.000%	$6,500,000	$7,239,830
Series 2005G
08/01/18	5.000%	3,650,000	4,160,818
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,923,680
Series 2005O
06/01/14	5.000%	4,250,000	4,606,872
Series 2009E
08/01/15	5.000%	3,500,000	3,957,205
County of Monroe Limited General Obligation Refunding Bonds Series 2012
03/01/15	5.000%	1,000,000	1,088,780
County of Rockland General Obligation Limited Notes BAN Series 2012B
06/06/13	4.000%	1,250,000	1,257,900
Erie County Industrial Development Agency (The)
Revenue Bonds
Series 2012
05/01/15	5.000%	2,000,000	2,227,080
05/01/17	5.000%	3,000,000	3,539,070
Long Island Power Authority Revenue Bonds Series 2003B
06/01/13	5.250%	4,250,000	4,419,703
Metropolitan Transportation Authority
Revenue Bonds
Series 2003B (NPFGC/FGIC)
11/15/16	5.250%	4,500,000	4,751,370
Series 2012E
11/15/16	4.000%	1,000,000	1,129,220
11/15/17	5.000%	1,000,000	1,191,550
Subordinated Series 2012B-2
11/01/16	5.000%	8,085,000	9,561,644
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,957,065
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2009C-1
08/01/14	5.000%	6,795,000	7,424,149
Subordinated Series 2011E
11/01/12	4.000%	7,000,000	7,067,270
New York City Trust for Cultural Resources Revenue Bonds Julliard School Series 2012B (a)
01/01/36	1.350%	7,350,000	7,365,582
New York State Dormitory Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Department of Health
Series 2004 (NPFGC/FGIC)
07/01/14	5.000%	$3,660,000	$3,955,801
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2009
02/15/13	5.000%	13,505,000	13,845,056
Mount Sinai School of Medicine
Series 2010A
07/01/15	5.000%	1,000,000	1,108,890
07/01/16	5.000%	2,645,000	3,003,398
Municipal Facilities Health-Lease NYC
Series 2008-1
01/15/14	5.000%	6,300,000	6,683,733
New York State Housing Finance Agency Refunding Revenue Bonds Consolidated Series 2011A
09/15/13	5.000%	5,000,000	5,259,800
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/17	5.000%	1,000,000	1,161,570
Local Highway & Bridge
Series 2012A
04/01/15	4.000%	8,500,000	9,266,870
Port Authority of New York & New Jersey Revenue Bonds Consolidated 131st Series 2003 (CIFG/TCRS) AMT (b)
12/15/16	5.000%	10,000,000	10,475,100
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	7,950,000	8,582,343
06/01/16	5.000%	20,000,000	23,096,600
Town of Ramapo Unlimited General Obligation Notes BAN Series 2011C
12/05/12	2.000%	8,855,000	8,876,783
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/16	5.250%	10,000,000	10,144,700
United Nations Development Corp.
Refunding Revenue Bonds
Series 2009A
07/01/13	4.500%	2,200,000	2,284,304
07/01/14	5.000%	2,000,000	2,169,840
Total			211,526,302
NORTH CAROLINA 2.1%
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
Series 2003F
01/01/13	5.375%	$7,000,000	$7,141,820
North Carolina Eastern Municipal Power Agency (d)
Refunding Revenue Bonds
Series 2012D
01/01/16	5.000%	5,875,000	6,622,241
North Carolina Municipal Power Agency No. 1 Revenue Bonds Series 2003A (AMBAC)
01/01/15	5.250%	2,000,000	2,040,420
State of North Carolina
Refunding Revenue Bonds
Series 2011B
11/01/16	5.000%	17,555,000	20,737,019
Revenue Bonds
Series 2011C
05/01/13	5.000%	9,355,000	9,689,348
Total			46,230,848
NORTH DAKOTA 1.0%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)(b)
07/01/38	3.500%	22,000,000	22,990,660
OHIO 2.3%
Cleveland Department of Public Utilities Division of Water Revenue Bonds Subordinated Lien Series 2012
01/25/13	1.500%	10,000,000	10,028,500
County of Franklin
Refunding Revenue Bonds
Ohiohealth Corp.
Series 2003C (NPFGC)
05/15/15	5.250%	3,420,000	3,540,897
05/15/16	5.250%	4,090,000	4,230,614
County of Lorain Prerefunded 10/01/12 Revenue Bonds Catholic HealthCare Partners Series 2002
10/01/16	5.500%	2,665,000	2,688,425
Ohio Air Quality Development Authority (a)
Refunding Revenue Bonds
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,312,299
Ohio Air Quality Development Authority (a)(b)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	3,130,000	3,201,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	$3,580,000	$3,881,472
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund Series 2003A (AGM)
04/01/15	5.000%	2,080,000	2,146,768
State of Ohio Unlimited General Obligation Refunding Bonds Common Schools Series 2009C
09/15/14	5.000%	15,000,000	16,456,950
Total			52,487,508
OKLAHOMA 0.4%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City - Delaware City Public Schools
Series 2012
03/01/14	2.000%	1,750,000	1,785,735
03/01/15	2.000%	1,500,000	1,542,690
Tulsa County Industrial Authority
Revenue Bonds
Broken Arrow Public School
Series 2012
09/01/17	3.500%	1,850,000	2,037,775
Jenks Public Schools
Series 2009
09/01/13	4.000%	1,000,000	1,038,270
09/01/14	5.500%	1,280,000	1,411,507
Total			7,815,977
OREGON 0.2%
Oregon Health & Science University Revenue Bonds Series 2012A
07/01/14	4.000%	1,000,000	1,059,460
Oregon State Department of Administrative Services Certificate of Participation Series 2009A
05/01/14	5.000%	3,125,000	3,372,938
Total			4,432,398
PENNSYLVANIA 1.4%
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,409,463

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	$4,250,000	$4,714,227
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012
07/01/15	5.000%	2,000,000	2,228,760
Pennsylvania Turnpike Commission (a)
Revenue Bonds
Series 2009C
12/01/12	0.760%	10,000,000	10,006,900
Series 2011B
06/01/14	0.790%	3,000,000	3,002,160
Series 2011D
12/01/13	0.490%	7,000,000	7,000,000
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Capital Grant Receipts
Series 2011
06/01/13	3.000%	750,000	764,610
06/01/13	5.000%	800,000	828,864
06/01/14	3.000%	1,000,000	1,039,600
06/01/14	5.000%	430,000	462,641
Total			31,457,225
RHODE ISLAND 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2003A (AGM)
05/15/16	5.000%	5,610,000	5,785,986
SOUTH CAROLINA 1.4%
Greenville County School District Prerefunded 12/01/12 Revenue Bonds Building Equity Sooner Tomorrow Series 2002
12/01/16	5.875%	5,475,000	5,633,939
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2009E
01/01/14	5.000%	1,500,000	1,597,155
01/01/15	5.000%	8,225,000	9,108,776
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Series 2009A
10/01/13	5.000%	5,000,000	5,258,350
Series 2012A
10/01/15	4.000%	6,000,000	6,585,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
State of South Carolina Unlimited General Obligation Bonds School Facilities Series 2002A
01/01/13	5.000%	$3,480,000	$3,528,825
Total			31,712,345
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	1,470,000	1,597,390
TENNESSEE 0.5%
Knox County Health Educational & Housing Facilities Board
Refunding Revenue Bonds
Fort Sanders Alliance
Series 1993
01/01/14	5.750%	2,000,000	2,136,220
Series 1993 (NPFGC)
01/01/15	5.250%	4,550,000	4,993,306
Memphis-Shelby County Airport Authority (b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,197,031
07/01/16	5.000%	1,000,000	1,121,690
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012
07/01/16	5.000%	1,250,000	1,455,188
Total			11,903,435
TEXAS 4.2%
City of Dallas Refunding Revenue Bonds Series 2007 (AMBAC)
10/01/12	5.000%	5,000,000	5,039,700
City of Houston Airport System Refunding Revenue Bonds Subordinated Lien Series 2011A AMT (b)
07/01/14	5.000%	5,000,000	5,400,100
City of Houston Utility System Refunding Revenue Bonds SIFMA Index Series 2012 (a)
05/15/34	0.690%	3,500,000	3,506,755

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City of Houston Limited General Obligation Refunding Bonds Series 2011A
03/01/16	5.000%	$11,470,000	$13,272,855
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,392,400
City of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,619,680
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007 (a)
01/01/42	2.300%	2,950,000	3,006,994
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee) (a)
06/01/30	2.500%	7,500,000	7,834,500
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,190,000	2,365,441
Series 2010 Escrowed to Maturity
05/15/14	5.000%	5,000	5,410
05/15/14	5.000%	5,000	5,417
05/15/15	5.000%	5,000	5,632
05/15/15	5.000%	10,000	11,264
Revenue Bonds
Series 2010 Escrowed to Maturity
05/15/14	5.000%	30,000	32,459
Unrefunded Revenue Bonds
Series 2010
05/15/15	5.000%	3,985,000	4,468,101
Lubbock Health Facilities Development Corp. Refunding Revenue Bonds St. Joseph Health System Series 2008A (a)
07/01/30	3.050%	4,610,000	4,634,064
North East Independent School District (d)
Unlimited General Obligation Refunding Bonds
School Building
Series 2012 (Permanent School Fund Guarantee)
08/01/16	5.000%	5,000,000	5,881,700
08/01/17	5.000%	4,920,000	5,955,857

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
North Texas Tollway Authority Revenue Bonds 1st Tier Series 2009A
01/01/13	5.000%	$1,300,000	$1,323,426
Northside Independent School District Unlimited General Obligation Bonds School Building Series 2010 (Permanent School Fund Guarantee) (a)(d)
08/01/40	1.200%	16,000,000	16,000,000
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012A AMT (a)(b)
10/01/13	10.000%	4,000,000	3,999,920
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT (b)
08/01/15	5.000%	5,775,000	6,489,483
Total			95,251,158
UTAH 0.9%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009
08/15/13	5.000%	1,400,000	1,466,248
Intermountain Power Agency Refunding Revenue Bonds Series 2009A
07/01/13	5.000%	10,000,000	10,429,400
State of Utah Unlimited General Obligation Bonds Series 2009C
07/01/14	5.000%	2,500,000	2,726,400
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012
04/01/16	4.000%	4,690,000	5,184,561
Total			19,806,609
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B (e)
10/01/12	5.000%	4,145,000	4,168,709

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA 0.9%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A
01/01/14	3.000%	$3,250,000	$3,257,670
County of Pittsylvania Unlimited General Obligation Refunding Bonds Series 2010A
07/15/13	3.500%	3,000,000	3,008,520
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	3,335,000	3,410,538
Virginia College Building Authority Revenue Bonds 21st Century College & Equipment Series 2011A
02/01/13	3.000%	7,690,000	7,798,429
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	3,500,000	3,668,245
Total			21,143,402
WASHINGTON 3.3%
City of Seattle Municipal Light & Power Improvement Refunding Revenue Bonds Series 2004 (AGM)
08/01/15	5.000%	6,000,000	6,543,840
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,188,724
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B
07/01/17	5.000%	40,220,000	48,369,377
FYI Properties Revenue Bonds Washington State Disposal Project Series 2009
06/01/13	5.000%	2,400,000	2,485,512
Port of Seattle Refunding Revenue Bonds Series 2010B AMT (b)
12/01/15	5.000%	5,500,000	6,127,275
State of Washington Unlimited General Obligation Refunding Bonds Series 2010A
01/01/14	5.000%	5,110,000	5,450,019

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	$1,420,000	$1,510,014
Total			73,674,761
WEST VIRGINIA 0.7%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L (a)
10/01/22	2.000%	8,000,000	8,044,000
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)(b)(d)
01/01/41	2.250%	3,750,000	3,750,000
West Virginia University Revenue Bonds West Virginia University Projects Series 2011C (a)
10/01/41	0.790%	4,000,000	4,000,800
Total			15,794,800
Total Municipal Bonds (Cost: $1,954,816,496)			$1,991,386,593

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 6.8%
CALIFORNIA 1.1%
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente VRDN Series 2008A (f)
04/01/32	0.140%	$25,000,000	$25,000,000
COLORADO 1.1%
City & County of Denver Airport System Revenue Bonds Systems VRDN Series 2009C (f)
11/15/22	0.190%	15,195,000	15,195,000
City of Colorado Springs Utilities System Refunding Revenue Bonds VRDN Series 2004 (Citibank) (f)(g)
11/01/23	0.220%	9,800,000	9,800,000
Total			24,995,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
FLORIDA 0.9%
Miami-Dade County Industrial Development Authority Refunding Revenue Bonds Florida Power & Light Co. VRDN Series 1993 (f)
06/01/21	0.170%	$10,000,000	$10,000,000
University Athletic Association, Inc. Revenue Bonds Remk VRDN Series 2001 (f)
10/01/31	0.190%	10,000,000	10,000,000
Total			20,000,000
INDIANA 0.5%
Indiana Development Finance Authority Revenue Bonds PSI Energy, Inc. Projects VRDN Series 2003A AMT (b)(f)
12/01/38	0.470%	12,000,000	12,000,000
MISSISSIPPI 0.4%
Mississippi Business Finance Corp. Revenue Bonds Chevron USA, Inc. Project VRDN Series 2009A (f)
12/01/30	0.150%	8,000,000	8,000,000
NEW YORK 0.4%
New York State Dormitory Authority Revenue Bonds Culinary Institute American VRDN Series 2006 (f)
07/01/36	0.130%	7,975,000	7,975,000
OHIO 0.7%
Ohio Higher Educational Facility Commission Revenue Bonds Pooled Program VRDN Series 2006 (Fifth Third Bank) (f)(g)
09/01/36	0.300%	16,905,000	16,905,000
OREGON 0.2%
State of Oregon Unlimited General Obligation Bonds Veterans Welfare VRDN Series 2006 (f)
06/01/41	0.170%	4,940,000	4,940,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health VRDN Series 2008 (f)
09/01/27	0.180%	$6,010,000	$6,010,000
VIRGINIA 0.3%
Albermarle County Economic Development Authority Revenue Bonds Martha Jefferson Hospital VRDN Series 2008D (f)
10/01/48	0.150%	6,000,000	6,000,000
WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority (f)(g)
Revenue Bonds
16th Street Community Health Center
VRDN Series 2006 (JP Morgan Chase Bank)
01/01/36	0.170%	5,370,000	5,370,000
Indian Community School of Milwaukee
VRDN Series 2006 (JP Morgan Chase Bank)
01/01/36	0.170%	6,000,000	6,000,000
Wisconsin Housing & Economic Development Authority Revenue Bonds Non-Ace VRDN Series 2012A (f)
05/01/55	0.160%	9,100,000	9,100,000
Total			20,470,000
Total Floating Rate Notes (Cost: $152,295,000)			$152,295,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 4.2%
CONNECTICUT 0.1%
Town of East Haven Unlimited General Obligation Notes BAN Series 2012 (d)
07/31/13	0.850%	$2,625,000	$2,655,056
MASSACHUSETTS 1.8%
City of Quincy Limited General Obligation Notes BAN Series 2012
01/25/13	0.290%	15,000,000	15,124,650
Greater Attleboro-Taunton Regional Transit Authority Revenue Notes RAN Series 2011
08/17/12	0.750%	10,000,000	10,003,486

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)
MASSACHUSETTS (CONTINUED)
Southeastern Regional Transit Authority Revenue Notes RAN Series 2011
08/31/12	0.760%	$8,700,000	$8,703,577
Town of Holyoke General Obligation Limited Notes BAN Series 2011B
11/14/12	0.550%	5,843,900	5,859,854
Total			39,691,567
NEW JERSEY 1.3%
City of Newark Unlimited General Obligation Notes TAN Series 2012A
02/20/13	2.150%	3,500,000	3,504,550
Hudson County Improvement Authority
Revenue Notes
Series 2011
08/17/12	0.610%	12,375,000	12,383,070
Hudson County Improvement Authority (d)
Revenue Notes
BAN Series 2012
08/07/13	0.710%	5,000,000	5,039,800
Township of Pennsauken Unlimited General Obligation Notes TAN Series 2012
09/19/12	0.740%	8,000,000	8,002,820
Total			28,930,240

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK 0.3%
County of Rockland Limited General Obligation Notes TAN Series 2012
03/06/13	1.760%	$5,000,000	$5,021,500
Wyandanch Union Free School District Unlimited General Obligation Notes TAN Series 2012
06/28/13	2.720%	2,375,000	2,386,091
Total			7,407,591
SOUTH CAROLINA 0.7%
South Carolina Association of Governmental Organizations Certificate of Participation Series 2012B
04/15/13	0.240%	15,000,000	15,133,800
Total Municipal Short Term (Cost: $93,819,520)			$93,818,254

		Shares	Value

Money Market Funds 2.3%
JPMorgan Tax Free Money Market Fund, 0.000% (h)		52,641,580	$52,641,580
Total Money Market Funds (Cost: $52,641,580)			$52,641,580
Total Investments
(Cost: $2,253,572,596) (i)			$2,290,141,427(j)
Other Assets & Liabilities, Net			(40,510,318)
Total Net Assets			$2,249,631,109

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2012, the value of these securities amounted to $4,168,709 or 0.19% of net assets.

(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2012.
(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2012.

(i)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $2,253,573,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,212,000
Unrealized Depreciation	(644,000)
Net Unrealized Appreciation	$36,568,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,991,386,593	—	1,991,386,593
Total Bonds	—	1,991,386,593	—	1,991,386,593

Short-Term Securities
Floating Rate Notes	—	152,295,000	—	152,295,000
Municipal Short Term	—	93,818,254	—	93,818,254
Total Short-Term Securities	—	246,113,254	—	246,113,254

Other
Money Market Funds	52,641,580	—	—	52,641,580
Total Other	52,641,580	—	—	52,641,580
Total	52,641,580	2,237,499,847	—	2,290,141,427

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.5%
AIRPORT 1.8%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,512,289
07/01/20	5.000%	1,150,000	1,337,818
Total			2,850,107
FOREST PRODUCTS 0.3%
County of Georgetown Revenue Bonds International Paper Co. Project Series 1997A AMT (a)
10/01/21	5.700%	500,000	500,490
HIGHER EDUCATION 6.2%
College of Charleston
Refunding Revenue Bonds
Series 2012A
04/01/24	4.000%	1,300,000	1,473,667
04/01/26	4.000%	1,390,000	1,541,927
Florence-Darlington Commission for Technical Education
Revenue Bonds
Series 2005A (NPFGC)
03/01/18	5.000%	1,725,000	1,874,834
03/01/20	5.000%	1,905,000	2,070,468
University of South Carolina
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,829,460
Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,241,822
Total			10,032,178
HOSPITAL 15.4%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM)
08/15/15	5.125%	6,120,000	6,821,107
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/27	5.000%	1,750,000	1,961,033
Greenville Hospital System Board
Refunding Revenue Bonds
Series 2008A
05/01/21	5.250%	2,750,000	3,139,922
Series 2012
05/01/28	5.000%	2,000,000	2,270,680
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,438,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
11/01/18	5.000%	$1,000,000	$1,183,090
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,144,860
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,360,030
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	2,110,435
Spartanburg County Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,428,877
Total			24,858,974
INVESTOR OWNED 1.3%
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009
02/01/17	3.600%	2,000,000	2,191,340
JOINT POWER AUTHORITY 6.7%
City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,117,600
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,326,900
01/01/18	5.000%	3,050,000	3,587,684
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,315,220
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,474,750
Total			10,822,154
LOCAL APPROPRIATION 22.8%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,103,290
12/01/21	5.000%	2,000,000	2,191,920
12/01/22	5.000%	3,545,000	3,863,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	$2,000,000	$2,298,020
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,646,761
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC)
06/01/17	5.125%	1,470,000	1,641,417
Fort Mill School Facilities Corp. Revenue Bonds Series 2006
12/01/17	5.000%	2,900,000	3,272,592
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006
12/01/27	5.000%	1,300,000	1,479,218
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2003
12/01/16	5.250%	2,625,000	2,785,650
Series 2006 (AGM)
12/01/15	5.000%	500,000	570,495
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge Series 2006 (NPFGC)
08/01/14	5.000%	1,600,000	1,743,040
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/15	5.250%	1,265,000	1,395,181
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds School Project Series 2006
12/01/14	5.000%	1,325,000	1,439,758
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,641,700
12/01/24	5.000%	2,000,000	2,246,920

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	$1,000,000	$1,177,780
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	671,733
06/01/24	5.000%	580,000	697,989
Total			36,867,089
LOCAL GENERAL OBLIGATION 6.6%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,279,931
County of Charleston
Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/23	5.000%	2,000,000	2,420,480
08/01/24	5.000%	2,000,000	2,410,540
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2001
03/01/18	5.000%	2,000,000	2,353,180
03/01/21	5.000%	1,940,000	2,247,005
Total			10,711,136
MUNICIPAL POWER 2.9%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Combined Improvement Series 2003 (AGM)
01/01/19	5.375%	730,000	743,082
City of Rock Hill Refunding Revenue Bonds Combined Utility System Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,850,846
Puerto Rico Electric Power Authority Revenue Bonds Series 2007TT (b)
07/01/20	5.000%	1,000,000	1,102,790
Town of Winnsboro Combined Utility System Refunding Revenue Bonds Series 1999 (NPFGC)
08/15/13	5.250%	1,020,000	1,066,532
Total			4,763,250
PORTS 1.1%
South Carolina State Ports Authority
Revenue Bonds
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PORTS (CONTINUED)
07/01/16	5.000%	$500,000	$577,670
07/01/23	5.250%	1,000,000	1,199,960
Total			1,777,630
REFUNDED / ESCROWED 4.6%
City of Columbia
Revenue Bonds
Waterworks & Sewer System
Series 2005 (AGM)
02/01/23	5.000%	2,000,000	2,229,520
02/01/27	5.000%	1,500,000	1,672,140
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	1,050,000	1,319,073
Town of Lexington Waterworks & Sewer System Prerefunded 10/01/14 Revenue Bonds Series 1997
04/01/19	5.450%	2,000,000	2,164,940
Total			7,385,673
RESOURCE RECOVERY 1.4%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,168,656
10/01/25	0.000%	1,835,000	1,111,368
Total			2,280,024
RETIREMENT COMMUNITIES 2.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	560,107
04/01/16	5.000%	600,000	649,920
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,304,225
05/01/21	5.375%	1,650,000	1,726,807
Total			4,241,059
SINGLE FAMILY 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	860,000	927,906
SPECIAL NON PROPERTY TAX 2.8%
City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,573,890

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (b)
07/01/20	5.500%	$1,200,000	$1,364,220
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	449,136
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (b)
10/01/25	5.000%	1,060,000	1,176,579
Total			4,563,825
STATE GENERAL OBLIGATION 1.4%
State of South Carolina Unlimited General Obligation Bonds State Economic Development Series 2010B
04/01/23	5.000%	1,775,000	2,204,852
STUDENT LOAN 1.7%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	2,475,000	2,711,684
TRANSPORTATION 3.7%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	6,072,282
WATER & SEWER 13.6%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	2,000,000	2,372,320
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,751,445
03/01/25	4.750%	3,000,000	3,431,550
City of Charleston Refunding Revenue Bonds Waterworks & Sewer System Series 2009A
01/01/21	5.000%	2,500,000	3,019,750
City of Columbia
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Waterworks & Sewer System
Series 2011A
02/01/27	5.000%	$2,435,000	$2,946,033
Series 2012
02/01/23	4.000%	1,360,000	1,588,385
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,184,940
Unrefunded Revenue Bonds
Series 2003 (NPFGC)
06/01/19	5.250%	155,000	160,453
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,238,400
Series 2010A
01/01/20	5.000%	1,500,000	1,850,595
Series 2012
01/01/24	5.000%	1,000,000	1,230,270

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Town of Mount Pleasant Improvement Refunding Revenue Bonds Water & Sewer Series 2002 (NPFGC/FGIC)
12/01/18	5.250%	$1,270,000	$1,289,723
Total			22,063,864
Total Municipal Bonds (Cost: $143,994,030)			$157,825,517

	Shares	Value

Money Market Funds 1.7%
JPMorgan Tax Free Money Market Fund, 0.000% (d)	2,702,846	$2,702,846
Total Money Market Funds (Cost: $2,702,846)		$2,702,846
Total Investments
(Cost: $146,696,876) (e)		$160,528,363(f)
Other Assets & Liabilities, Net		1,369,977
Total Net Assets		$161,898,340

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $5,411,798 or 3.34% of net assets.

(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $146,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,831,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,831,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	157,825,517	—	157,825,517
Total Bonds	—	157,825,517	—	157,825,517

Other
Money Market Funds	2,702,846	—	—	2,702,846
Total Other	2,702,846	—	—	2,702,846
Total	2,702,846	157,825,517	—	160,528,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.8%
AIRPORT 3.9%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	$1,000,000	$1,244,130
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,584,130
Series 2009C
10/01/23	5.000%	3,000,000	3,453,450
Series 2010A
10/01/23	5.000%	2,475,000	2,959,308
10/01/27	5.000%	1,515,000	1,754,355
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,160,530
Total			14,155,903
HIGHER EDUCATION 4.9%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,044,580
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,778,952
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,556,586
Series 2011B
03/01/21	5.000%	2,250,000	2,823,277
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,224,160
03/01/22	5.000%	1,455,000	1,744,269
03/01/23	5.000%	2,000,000	2,370,560
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,098,930
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,959,570
Total			17,600,884
HOSPITAL 8.0%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,070,588

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	$1,500,000	$1,607,100
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,167,210
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,158,610
Revenue Bonds
Health Care-Inova Health
Series 2009C
05/15/25	5.000%	1,000,000	1,149,790
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	2,000,000	2,313,260
06/15/20	5.250%	6,495,000	7,669,880
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	2,025,821
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,959,655
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,394,940
07/01/23	5.000%	1,000,000	1,182,670
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,115,050
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	759,423
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,363,475
Total			28,937,472

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INVESTOR OWNED 1.3%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	$2,000,000	$2,344,900
Louisa Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Project Series 2008A (a)
11/01/35	5.375%	1,000,000	1,053,410
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	1,300,000	1,362,491
Total			4,760,801
LOCAL APPROPRIATION 9.9%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,779,164
Arlington County Industrial Development Authority
Revenue Bonds
Virginia Capital Project
Series 2004
08/01/17	5.000%	1,205,000	1,306,594
08/01/18	5.000%	1,205,000	1,305,340
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,366,801
County of Prince William
Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	928,864
09/01/21	5.000%	1,625,000	1,816,084
Fairfax County Economic Development Authority
Prerefunded 01/15/15 Revenue Bonds
Fairfax Public Improvement Projects
Series 2005
01/15/24	5.000%	2,315,000	2,572,405
Revenue Bonds
Government Center Properties
Series 2003F (AMBAC)
05/15/15	5.000%	5,000,000	5,604,250
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,528,736
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,484,385
Hampton Roads Regional Jail Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Refunding Revenue Bonds
Series 2004 (NPFGC)
07/01/14	5.000%	$1,750,000	$1,876,823
07/01/15	5.000%	1,685,000	1,802,950
07/01/16	5.000%	1,930,000	2,059,020
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	2,106,707
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,249,260
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,107,660
New Kent County Economic Development Authority
Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,107,830
02/01/21	5.000%	2,075,000	2,345,538
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,333,819
Total			35,682,230
LOCAL GENERAL OBLIGATION 22.7%
City of Colonial Heights Unlimited General Obligation Refunding & Public Improvement Bonds Series 2012
06/01/21	4.000%	1,025,000	1,214,174
City of Hampton
Limited General Obligation Refunding & Public Improvement Bonds
Series 2010A
01/15/19	4.000%	2,000,000	2,355,700
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004
02/01/15	5.000%	1,275,000	1,362,287
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	647,929
08/01/21	5.000%	530,000	646,611
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,404,500
City of Newport News

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	$1,380,000	$1,681,144
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,563,880
Series 2006B
02/01/18	5.250%	3,030,000	3,715,113
City of Norfolk
Unlimited General Obligation Bonds
Capital Improvement
Series 2012C
10/01/28	5.000%	3,000,000	3,597,870
Unlimited General Obligation Refunding Bonds
Capital Improvement
Series 2005 (NPFGC)
03/01/15	5.000%	5,070,000	5,665,573
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/21	5.000%	3,000,000	3,794,130
Series 2003 (AGM)
07/01/17	5.000%	4,035,000	4,376,845
07/01/19	5.000%	1,895,000	2,050,238
Series 2006A (NPFGC)
07/01/16	5.000%	660,000	772,523
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2012A
03/01/29	5.000%	4,510,000	5,461,159
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	712,833
07/15/24	5.000%	1,000,000	1,251,250
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2005A (AGM)
07/15/15	5.000%	5,340,000	6,051,875
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B
05/01/17	5.000%	1,000,000	1,181,800
County of Arlington
Unlimited General Obligation Bonds
Series 2012C
08/15/27	4.000%	3,000,000	3,349,920
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,813,424
Series 2012A
08/01/22	5.000%	3,000,000	3,928,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	$2,000,000	$2,323,360
County of Fauquier Unlimited General Obligation Refunding Bonds School Series 2012
07/15/21	4.000%	1,000,000	1,185,930
County of Loudoun
Unlimited General Obligation Refunding Bonds
Series 1998B
12/01/15	5.250%	1,000,000	1,158,550
Series 2005A
07/01/14	5.000%	4,000,000	4,359,840
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,242,716
County of Prince William Unlimited General Obligation Refunding & Public Improvements Bonds Series 2012A
08/01/21	4.000%	2,815,000	3,395,425
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,648,880
Newport News Economic Development Authority Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,721,173
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,384,007
Total			82,019,429
MULTI-FAMILY 0.1%
Prince William County Industrial Development Authority Subordinated Revenue Bonds Melrose Apartment Series 1998C (b)
07/01/29	7.000%	485,000	485,165
MUNICIPAL POWER 0.7%
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,100,000	1,240,052

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Series 2007VV (NPFGC/FGIC)
07/01/24	5.250%	$1,000,000	$1,143,570
Total			2,383,622
OTHER BOND ISSUE 2.0%
City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,412,318
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,674,313
Total			7,086,631
OTHER INDUSTRIAL DEVELOPMENT BOND 0.6%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	2.375%	2,000,000	2,045,300
POOL / BOND BANK 15.1%
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2004C
08/01/16	5.000%	7,425,000	8,726,603
Series 2009C
08/01/25	4.000%	2,560,000	2,824,755
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,707,368
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	5,180,000	6,690,695
10/01/20	5.500%	3,500,000	4,593,260
10/01/21	5.500%	6,475,000	8,590,706
Revenue Bonds
Pooled Financing
Series 2009B
11/01/18	4.000%	4,000,000	4,709,560
Pooled Financing Program
Series 2005B
11/01/18	5.000%	1,030,000	1,171,244
Pooled Moral Obligation
Series 2009B
11/01/18	4.000%	1,000,000	1,171,060
State Moral Obligation - Virginia Pooled
Series 2012
11/01/22	4.000%	2,040,000	2,402,916
11/01/25	5.000%	2,795,000	3,430,360
State Revolving Fund
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
POOL / BOND BANK (CONTINUED)
10/01/17	5.000%	$1,380,000	$1,676,272
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,784,350
Unrefunded Revenue Bonds
Subordinated Series 2003
11/01/19	5.000%	1,100,000	1,162,480
Total			54,641,629
PORTS 0.8%
Virginia Port Authority (d)
Revenue Bonds
Series 2003 (NPFGC) AMT
07/01/14	5.125%	1,360,000	1,421,513
07/01/15	5.125%	1,430,000	1,493,663
Total			2,915,176
REFUNDED / ESCROWED 4.1%
City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	1,500,000	1,683,255
City of Portsmouth
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2003 (AGM)
07/01/17	5.000%	350,000	380,849
07/01/19	5.000%	165,000	179,543
Unlimited General Obligation Bonds
Series 2006 Escrowed to Maturity (NPFGC)
07/01/16	5.000%	340,000	399,701
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,886,320
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,248,490
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC/FGIC)
07/15/17	5.250%	530,000	605,726
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	3,800,000	4,152,716
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A
05/01/21	5.000%	4,000,000	4,503,520
Total			15,040,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES 1.6%
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	$2,000,000	$2,089,740
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,657,500
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	1,000,000	1,056,170
Total			5,803,410
SPECIAL NON PROPERTY TAX 5.5%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,738,862
06/15/18	5.000%	3,800,000	4,157,732
06/15/25	5.000%	3,000,000	3,184,410
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (c)
07/01/19	5.500%	2,500,000	2,839,225
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	1,063,000	1,083,909
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/31	5.000%	850,000	954,414
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	2,450,000	2,719,451
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007
03/01/17	5.300%	2,078,000	2,231,419
Total			19,909,422
SPECIAL PROPERTY TAX 3.4%
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	4,315,000	5,281,301
04/01/26	5.000%	4,185,000	4,958,137

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Marquis Community Development Authority
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	$2,084,000	$1,829,856
Marquis Community Development Authority (e)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	321,273
Total			12,390,567
STATE APPROPRIATED 4.5%
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2006A
09/01/14	5.000%	2,925,000	3,206,180
Virginia Public Building Authority
Revenue Bonds
Public Facility
Series 2006B
08/01/26	4.500%	2,000,000	2,159,600
Series 2005C
08/01/14	5.000%	2,000,000	2,181,320
Series 2006A
08/01/15	5.000%	4,775,000	5,412,797
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Series 2012
08/01/26	4.000%	3,000,000	3,382,950
Total			16,342,847
STATE GENERAL OBLIGATION 1.0%
Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N (c)
07/01/24	5.500%	3,425,000	3,622,383
TURNPIKE / BRIDGE / TOLL ROAD 2.3%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,679,960
Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (e)
10/01/23	0.000%	5,000,000	3,177,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	$470,000	$514,467
Total			8,371,677
WATER & SEWER 6.4%
City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,207,783
City of Norfolk Water Refunding Revenue Bonds Series 2012
11/01/19	5.000%	1,000,000	1,250,550
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,119,060
County of Fairfax Revenue Bonds Series 2012 (f)
07/15/27	4.500%	2,765,000	3,263,336
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,194,471
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,325,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Hampton Roads Sanitation District
Revenue Bonds
Hampton Roads
Series 2008
04/01/22	5.000%	$1,000,000	$1,173,990
04/01/24	5.000%	3,000,000	3,521,970
Series 2011
11/01/24	5.000%	1,750,000	2,110,238
11/01/25	5.000%	1,380,000	1,654,468
Upper Occoquan Sewage Authority
Refunding Revenue Bonds
Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,950,068
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,570,783
Total			23,341,937
Total Municipal Bonds (Cost: $328,719,255)			$357,536,605

	Shares	Value

Money Market Funds 0.7%
JPMorgan Tax Free Money Market Fund, 0.000% (g)	2,561,849	$2,561,849
Total Money Market Funds (Cost: $2,561,849)		$2,561,849
Total Investments
(Cost: $331,281,104) (h)		$360,098,454(i)
Other Assets & Liabilities, Net		1,716,749
Total Net Assets		$361,815,203

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2012 was $485,165, representing 0.13% of net assets. Information concerning such security holdings at July 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Prince William County Industrial Development Authority
Subordinated Revenue Bonds
Melrose Apartment
Series 1998C
7.00% 07/01/29	04-02-08	480,150

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2012, the value of these securities amounted to $12,519,095 or 3.46% of net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(h)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $331,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,542,000
Unrealized Depreciation	(725,000)
Net Unrealized Appreciation	$28,817,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Municipal Bonds	—	357,536,605	—	357,536,605
Total Bonds	—	357,536,605	—	357,536,605

Other
Money Market Funds	2,561,849	—	—	2,561,849
Total	2,561,849	357,536,605	—	360,098,454

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Corporate Bond Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 78.3%
Aerospace & Defense 0.8%
L-3 Communications Corp.
02/15/21	4.950%	$105,000	$115,821
Raytheon Co. Senior Unsecured
11/01/28	7.000%	45,000	61,602
Total			177,423
Airlines 0.1%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	14,379	14,793

Automotive 0.1%
Ford Motor Co. Senior Unsecured
07/16/31	7.450%	15,000	18,619
Banking 17.3%
Bank of America Corp.
Senior Unsecured
01/24/22	5.700%	40,000	45,691
02/07/42	5.875%	95,000	109,046
Barclays Bank PLC Senior Unsecured
09/22/16	5.000%	250,000	272,895
Capital One/IV (a)
02/17/37	6.745%	209,000	210,588
Capital One/V
08/15/39	10.250%	165,000	170,775
Chinatrust Commercial Bank Subordinated Notes (a)(b)
03/29/49	5.625%	45,000	44,662
Citigroup, Inc.
Senior Unsecured
01/10/17	4.450%	65,000	69,452
01/30/42	5.875%	105,000	120,881
Comerica Bank Subordinated Notes
08/22/17	5.200%	115,000	129,960
Discover Bank Subordinated Notes
11/18/19	8.700%	205,000	259,162
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	115,000	122,658
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	35,000	39,777
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	195,000	202,659

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	$200,000	$207,460
JPMorgan Chase & Co. (a)
04/29/49	7.900%	45,000	49,660
JPMorgan Chase Capital XXIII (a)
05/15/47	1.467%	150,000	104,005
KeyCorp Senior Unsecured
03/24/21	5.100%	342,000	393,773
Merrill Lynch & Co., Inc.
Senior Unsecured
02/03/14	5.000%	100,000	104,246
Subordinated Notes
05/02/17	5.700%	40,000	42,121
National City Preferred Capital Trust I (a)
12/31/49	12.000%	55,000	56,618
Scotland International Finance No. 2 BV Bank Guaranteed (b)
05/23/13	4.250%	127,000	127,769
State Street Corp.
03/15/18	4.956%	45,000	48,439
Senior Unsecured
03/07/16	2.875%	220,000	235,438
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	357,000	360,977
Wells Fargo & Co. Senior Unsecured (a)
06/15/16	3.676%	285,000	309,703
Total			3,838,415
Brokerage 0.6%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	110,000	126,429
Chemicals 1.0%
Dow Chemical Co. (The)
Senior Unsecured
05/15/19	8.550%	32,000	43,459
11/15/20	4.250%	90,000	100,360
05/15/39	9.400%	45,000	74,432
Total			218,251
Electric 9.6%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	50,000	65,378
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	75,000	88,508

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
08/01/20	4.000%	$105,000	$118,458
Senior Unsecured
07/15/18	6.950%	90,000	109,528
Detroit Edison Co. (The)
10/01/20	3.450%	185,000	203,784
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	165,000	187,907
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	205,000	240,453
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	210,000	247,075
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	197,000	209,681
Nevada Power Co.
09/15/40	5.375%	265,000	337,249
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	65,000	74,159
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	45,000	57,933
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	45,000	53,092
Southern Co. (The) Senior Unsecured
05/15/14	4.150%	60,000	63,366
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	65,000	76,361
Total			2,132,932
Entertainment 0.8%
Time Warner, Inc.
11/15/36	6.500%	135,000	169,044
Food and Beverage 3.9%
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	105,000	141,061
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	70,000	89,750
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	260,000	271,756
Kraft Foods, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Senior Unsecured
02/09/16	4.125%	$215,000	$236,303
02/09/40	6.500%	100,000	137,842
Total			876,712
Gas Distributors 1.5%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	100,000	119,066
03/15/19	8.500%	105,000	141,367
Sempra Energy Senior Unsecured
06/01/16	6.500%	60,000	71,372
Total			331,805
Gas Pipelines 3.7%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	49,000	53,449
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	15,000	17,090
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	55,000	67,206
05/01/19	8.750%	185,000	246,429
01/15/20	5.750%	10,000	11,912
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	45,000	62,644
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	180,000	187,899
Williams Partners LP Senior Unsecured
04/15/40	6.300%	135,000	170,226
Total			816,855
Health Care 0.4%
Express Scripts Holding Co. (b)
02/15/17	2.650%	51,000	52,325
02/15/22	3.900%	40,000	42,999
Total			95,324
Healthcare Insurance 0.5%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	90,000	111,228
Independent Energy 1.9%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	155,000	204,854

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	$70,000	$87,217
Nexen, Inc.
Senior Unsecured
03/10/35	5.875%	60,000	70,771
07/30/39	7.500%	45,000	62,929
Total			425,771
Integrated Energy 1.8%
Hess Corp.
Senior Unsecured
08/15/31	7.300%	50,000	64,596
02/15/41	5.600%	145,000	164,394
Marathon Oil Corp. Senior Unsecured
10/01/17	6.000%	54,000	64,695
Shell International Finance BV
03/25/40	5.500%	70,000	96,519
Total			390,204
Life Insurance 5.6%
Lincoln National Corp.
Senior Unsecured
07/01/19	8.750%	155,000	199,715
Lincoln National Corp. (a)
04/20/67	6.050%	249,000	240,285
MetLife Capital Trust X (b)
04/08/38	9.250%	195,000	242,775
MetLife, Inc.
08/01/39	10.750%	85,000	122,825
Prudential Financial, Inc.
Senior Unsecured
07/15/13	4.500%	90,000	93,168
06/15/19	7.375%	50,000	62,112
Prudential Financial, Inc. (a)
06/15/38	8.875%	235,000	280,902
Total			1,241,782
Media Cable 1.1%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	175,000	184,151
Time Warner Cable, Inc.
05/01/17	5.850%	60,000	71,160
Total			255,311
Media Non-Cable 3.3%
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	430,000	453,723
News America, Inc.
12/15/35	6.400%	159,000	198,914

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
02/15/41	6.150%	$64,000	$81,606
Total			734,243
Metals 2.0%
ArcelorMittal
Senior Unsecured
10/15/39	7.000%	30,000	28,870
03/01/41	6.750%	40,000	37,281
Nucor Corp. Senior Unsecured
06/01/18	5.850%	215,000	260,353
Vale Overseas Ltd.
11/21/36	6.875%	95,000	114,269
Total			440,773
Non-Captive Consumer 0.3%
Discover Financial Services (b)
04/27/22	5.200%	60,000	63,326
Non-Captive Diversified 0.4%
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	85,000	96,095
Oil Field Services 0.1%
Weatherford International Ltd.
09/15/20	5.125%	30,000	32,753
Other Industry 0.7%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	85,000	108,408
President and Fellows of Harvard College (b)
01/15/39	6.500%	30,000	46,139
Total			154,547
Pharmaceuticals 0.7%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	126,000	164,344
Property & Casualty 2.3%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	61,000	65,478
11/15/19	7.350%	104,000	126,698
08/15/21	5.750%	25,000	28,309
Liberty Mutual Group, Inc. (a)(b)
06/15/58	10.750%	30,000	41,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
OneBeacon US Holdings, Inc.
05/15/13	5.875%	$38,000	$39,251
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	175,000	217,016
Total			518,302
Railroads 2.5%
BNSF Funding Trust I (a)
12/15/55	6.613%	130,000	141,050
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	110,000	159,663
CSX Corp.
Senior Unsecured
06/01/21	4.250%	125,000	140,752
05/30/42	4.750%	90,000	99,595
Union Pacific Railroad Co. 2003 Pass-Through Trust
01/02/24	4.698%	8,647	9,609
Total			550,669
REITs 1.7%
Brandywine Operating Partnership LP
05/15/15	7.500%	105,000	117,849
Duke Realty LP Senior Unsecured
08/15/19	8.250%	155,000	196,779
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	55,000	59,738
Total			374,366
Restaurants 1.6%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	305,000	345,846
Retailers 1.0%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	95,000	85,659
Macy’s Retail Holdings, Inc.
01/15/42	5.125%	125,000	137,571
Total			223,230
Supermarkets 0.5%
Kroger Co. (The)
12/15/18	6.800%	85,000	104,436

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 2.9%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	$135,000	$148,238
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	55,000	56,379
09/15/21	4.375%	90,000	92,623
12/09/21	4.650%	65,000	68,318
09/15/41	6.000%	240,000	269,797
Total			635,355
Transportation Services 0.8%
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	155,000	176,583
Wireless —%
Rogers Communications, Inc.
06/15/13	6.250%	6,000	6,286
Wirelines 6.8%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	130,000	152,493
02/15/39	6.550%	215,000	295,364
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	150,000	165,526
Telecom Italia Capital SA
07/18/36	7.200%	115,000	98,900
Telefonica Emisiones SAU
06/20/16	6.421%	170,000	168,391
07/03/17	6.221%	95,000	93,125
04/27/20	5.134%	190,000	169,328
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	200,000	214,814
04/01/21	4.600%	130,000	154,253
Total			1,512,194
Total Corporate Bonds & Notes (Cost: $15,520,832)			$17,374,246

U.S. Treasury Obligations 8.4%
U.S. Treasury
09/15/12	1.375%	60,000	60,093
05/31/14	0.250%	122,000	122,062
05/15/15	0.250%	410,000	409,712
05/31/17	0.625%	167,000	167,405
06/30/17	0.750%	410,000	413,171
02/15/22	2.000%	2,000	2,098
05/15/22	1.750%	472,000	483,136

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/42	3.125%	$186,000	$207,274
Total U.S. Treasury Obligations (Cost: $1,853,496)			$1,864,951

Foreign Government Obligations 2.7%
CANADA 1.4%
Hydro-Quebec
12/01/29	8.500%	40,000	66,616
Province of Quebec
11/14/16	5.125%	200,000	235,220
Total			301,836
MEXICO 0.6%
Pemex Project Funding Master Trust
03/01/18	5.750%	110,000	127,875
QATAR 0.7%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	145,000	165,300
Total Foreign Government Obligations (Cost: $513,386)			$595,011

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 4.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$25,000	$34,312
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	85,000	111,268
06/01/40	5.731%	115,000	156,353
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	165,000	170,207

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	$115,000	$138,336
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	115,000	124,413
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	170,000	228,789
Total Municipal Bonds (Cost: $826,025)			$963,678

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.7%
Banking 2.7%
Citigroup Capital XIII (a)
10/30/40	7.875%	$4,810	$131,746
PNC Financial Services Group, Inc. (a)
12/31/49	6.125%	11,575	315,419
U.S. Bancorp (a)
12/31/49	6.500%	5,000	145,050
Total			592,215
Total Preferred Debt (Cost: $552,262)			$592,215

		Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.153% (c)(d)		510,605	$510,605
Total Money Market Funds (Cost: $510,605)			$510,605

Total Investments (Cost: $19,776,606) (e)			$21,900,706(f)
Other Assets & Liabilities, Net			291,534
Net Assets			$22,192,240

Investment in Derivatives

Futures Contracts Outstanding at July 31, 2012

At July 31, 2012, $14,679 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	6	1,323,656	Oct. 2012	2,050	—
U.S. Treasury Note, 5-year	(5)	(623,906)	Oct. 2012	—	(5,439)
U.S. Treasury Ultra Bond, 30-year	(3)	(517,500)	Sept. 2012	—	(23,725)
Total				2,050	(29,164)

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $1,285,047 or 5.79% of net assets.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	120,157	1,611,425	(1,220,977)	—	510,605	116	510,605

(e)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $19,777,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,194,000
Unrealized Depreciation	(70,000)
Net Unrealized Appreciation	$2,124,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	17,374,246	—	17,374,246
U.S. Treasury Obligations	1,864,951	—	—	1,864,951
Foreign Government Obligations	—	595,011	—	595,011
Municipal Bonds	—	963,678	—	963,678
Preferred Debt	592,215	—	—	592,215
Total Bonds	2,457,166	18,932,935	—	21,390,101

Other
Money Market Funds	510,605	—	—	510,605
Total Other	510,605	—	—	510,605

Investments in Securities	2,967,771	18,932,935	—	21,900,706
Derivatives
Assets
Futures Contracts	2,050	—	—	2,050
Liabilities
Futures Contracts	(29,164)	—	—	(29,164)
Total	2,940,657	18,932,935	—	21,873,592

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Mortgage- and Asset-Backed Portfolio

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 70.1%
Federal Home Loan Mortgage Corp. (a)
12/01/40	4.000%	$1,705,114	$1,849,595
05/01/38- 06/01/40	5.500%	350,700	383,652
04/01/40	6.000%	1,507,273	1,658,339
11/01/32	6.500%	4,333	5,018
Federal National Mortgage Association (a)
03/01/41- 05/01/42	3.500%	1,857,307	1,972,411
11/01/40- 02/01/41	4.000%	8,833,274	9,673,989
04/01/39- 03/01/41	4.500%	6,896,984	7,590,229
06/01/40- 07/01/40	5.000%	5,624,576	6,170,047
08/01/37	5.500%	83,222	91,952
10/01/37	6.500%	126,053	143,713
02/01/32	7.000%	5,273	6,315
CMO Series 2011-79 Class AD
11/25/37	3.000%	468,109	481,094
Federal National Mortgage Association (a)(b)
09/01/42	3.000%	1,250,000	1,296,875
09/01/42	3.500%	3,970,000	4,201,997
09/01/42	4.000%	2,750,000	2,943,789
Federal National Mortgage Association (a)(c)
04/01/41	4.500%	2,410,939	2,677,437
Government National Mortgage Association (a)
06/15/39- 03/15/41	4.500%	1,665,679	1,840,622
03/15/31	7.000%	727	860
Government National Mortgage Association (a)(b)
08/01/42	3.500%	825,000	895,125
Total Residential Mortgage-Backed Securities - Agency (Cost: $41,960,436)			$43,883,059

Residential Mortgage-Backed Securities - Non-Agency 0.8%
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(d)
08/27/37	6.000%	68,138	71,651
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M (a)(e)
02/25/47	0.466%	636,597	67,473
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(d)(e)
09/25/57	2.667%	91,119	92,468
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (a)(e)
12/25/34	4.740%	269,921	273,381
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,073,457)			$504,973

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 5.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)
CMO Series K705 Class A2
09/25/18	2.303%	$1,075,000	$1,126,196
CMO Series K706 Class A2
10/25/18	2.323%	860,000	898,629
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)(e)
CMO Series 20K011 Class A2
12/25/20	4.186%	475,000	545,852
Federal National Mortgage Association (a)
01/01/19	2.600%	675,000	712,174
Total Commercial Mortgage-Backed Securities - Agency (Cost: $3,134,012)			$3,282,851

Commercial Mortgage-Backed Securities - Non-Agency 21.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (a)
Series 2005-3 Class A4
07/10/43	4.668%	330,000	361,393
Series 2005-4 Class A5A
07/10/45	4.933%	182,000	200,479
Bear Stearns Commercial Mortgage Securities (a)
Series 2003-T10 Class A2
03/13/40	4.740%	88,532	89,871
Series 2006-PW14 Class A4
12/11/38	5.201%	474,847	542,329
Series 2007-PW18 Class A4
06/11/50	5.700%	870,000	1,010,270
Bear Stearns Commercial Mortgage Securities (a)(e)
Series 2004-T14 Class A4
01/12/41	5.200%	70,000	73,720
Series 2007-PW16 Class A4
06/11/40	5.715%	675,000	786,503
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (a)
12/11/49	5.322%	626,667	702,345
Commercial Mortgage Pass-Through Certificates Series 2004-LB2A Class A4 (a)
03/10/39	4.715%	589,653	614,482
Credit Suisse Mortgage Capital Certificates (a)(e)
Series 2006-C1 Class AAB
02/15/39	5.416%	33,137	34,838
Series 2006-C3 Class A3
06/15/38	5.813%	690,000	787,239
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2 (a)(e)
05/10/40	5.457%	80,000	83,040
Greenwich Capital Commercial Funding Corp. (a)
Series 2007-GG9 Class A4
03/10/39	5.444%	620,000	700,856
Greenwich Capital Commercial Funding Corp. (a)(e)
Series 2005-GG3 Class A4
08/10/42	4.799%	140,000	151,103

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (a)
Series 2003-C1 Class A2
01/12/37	4.985%	$80,856	$81,750
Series 2006-CB16 Class A4
05/12/45	5.552%	865,000	983,666
Series 2012-C6 Class A3
05/15/45	3.507%	500,000	531,343
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(e)
Series 2003-CB6 Class A2
07/12/37	5.255%	30,000	30,969
Series 2005-LDP4 Class A4
10/15/42	4.918%	590,000	644,322
Series 2005-LDP5 Class A4
12/15/44	5.195%	560,000	628,246
LB-UBS Commercial Mortgage Trust (a)
Series 2005-C3 Class A5
07/15/30	4.739%	275,000	299,680
Series 2007-C2 Class A3
02/15/40	5.430%	680,000	768,139
Morgan Stanley Capital I, Inc. (a)
Series 2003-IQ6 Class A4
12/15/41	4.970%	280,000	292,314
Series 2006-IQ12 Class A4
12/15/43	5.332%	844,566	965,686
Wachovia Bank Commercial Mortgage Trust (a)
Series 2004-C10 Class A4
02/15/41	4.748%	228,865	240,100
Series 2006-C29 Class A4
11/15/48	5.308%	115,000	130,933
Wachovia Bank Commercial Mortgage Trust (a)(e)
Series 2005-C22 Class A4
12/15/44	5.266%	770,000	863,179
Series 2006-C27 Class A3
07/15/45	5.765%	650,000	743,161
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $12,500,624)			$13,341,956

Asset-Backed Securities - Non-Agency 1.4%
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	18,402	18,408

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	$109,072	$109,428
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	78,982	79,167
SACO I, Inc. Series 2005-2 Class A (d)(e)
04/25/35	0.646%	13,515	6,023
SMART Trust Series 2012-1USA Class A4A (d)
12/14/17	2.010%	100,000	104,070
Volkswagen Auto Lease Trust Series 2012-A Class A3
07/20/15	0.870%	581,000	582,892
Total Asset-Backed Securities - Non-Agency (Cost: $900,814)			$899,988

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 15.0%
Treasury 15.0%
U.S. Treasury Bills
09/27/12	0.080%	$9,360,000	$9,358,798
Total Treasury Bills (Cost: $9,358,389)			$9,358,798

		Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.153% (f)(g)		476,823	$476,823
Total Money Market Funds (Cost: $476,823)			$476,823
Total Investments
(Cost: $69,404,555) (h)			$71,748,448(i)
Other Assets & Liabilities, Net			(9,118,085)
Net Assets			$62,630,363

Investment in Derivatives

Futures Contracts Outstanding at July 31, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(11)	(1,372,594)	Oct. 2012	—	(20)
U.S. Treasury Note, 10-year	(30)	(4,039,688)	Sept. 2012	—	(59,618)
Total				—	(59,638)

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	At July 31, 2012, investments in securities included securities valued at $194,935 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the value of these securities amounted to $274,212 or 0.44% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2012.
(f)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	94,498	5,090,920	(4,708,595)	—	476,823	508	476,823

(h)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $69,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,934,000
Unrealized Depreciation	(591,000)
Net Unrealized Appreciation	$2,343,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	43,883,059	—	43,883,059
Residential Mortgage-Backed Securities - Non-Agency	—	504,973	—	504,973
Commercial Mortgage-Backed Securities - Agency	—	3,282,851	—	3,282,851
Commercial Mortgage-Backed Securities - Non-Agency	—	13,341,956	—	13,341,956
Asset-Backed Securities - Non-Agency	—	899,988	—	899,988
Total Bonds	—	61,912,827	—	61,912,827

Short-Term Securities
Treasury Bills	9,358,798	—	—	9,358,798
Total Short-Term Securities	9,358,798	—	—	9,358,798

Other
Money Market Funds	476,823	—	—	476,823
Total Other	476,823	—	—	476,823

Investments in Securities	9,835,621	61,912,827	—	71,748,448
Derivatives
Liabilities
Futures Contracts	(59,638)	—	—	(59,638)
Total	9,775,983	61,912,827	—	71,688,810

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012